N-2	Jan. 30, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001762562
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-286855
Investment Company Act File Number	811-23408
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	14
Entity Registrant Name	Clarion Partners Real Estate Income Fund Inc.
Entity Address, Address Line One	One Madison Avenue
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	888
Local Phone Number	777-0102
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Feb. 02, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class I	Class D	Class S	Class T
Stockholder Transaction Expenses:
Maximum Sales Load (as a percentage of the offering price) (1)	None	None	None	3.0%
Dealer Manager Fee (as a percentage of the offering price) (1)	None	None	None	0.5%
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.0%	2.0%	2.0%	2.0%
(1)
The Distributor acts as the principal underwriter and distributor of the Common Stock and serves in that capacity on a best efforts basis, subject to various conditions. The Fund may be offered through the Distributor and Selling Agents that have entered into agreements with the Distributor. Selling Agents typically receive the sales load with respect to the Class T Shares purchased by their clients. Class T Shares are subject to a sales load of up to 3.0% and a dealer manager fee of 0.5%, in each case, of the total purchase price per Class T Share (including sales load and dealer manager fees). Certain participating broker-dealers may offer Class T Shares subject to a dealer manager fee of up to 1.5%, provided that the sum of the sales load and dealer manager fee will not exceed 3.5% of the total purchase price. Class I Shares, Class D Shares and Class S Shares are each not subject to a sales load or dealer manager fee; however, investors could be required to pay brokerage commissions on purchases and sales of shares to their Selling Agents. Investors should consult with their Selling Agents about the sales load and any additional fees or charges their Selling Agents might impose on each class of shares.

(2)
A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Common Stock at any time prior to the day immediately preceding the one-year
anniversary of a stockholder’s purchase of the Common Stock (on a “first in—first out” basis). An Early Repurchase Fee payable by a stockholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any stockholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining stockholders. Shares repurchased will be treated as having been repurchased on a
“first-in/first-out”
basis if no other cost basis was elected. Therefore, the portion of Common Stock repurchased will be deemed to have been taken from the earliest Common Stock purchased by such stockholder. The Early Repurchase Fee will not apply to Common Stock acquired through dividend reinvestment, and FTFA may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Common Stock, which are offered to
non-U.S.
persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary
rebalancing program. See “Repurchases” below for additional information about Common Stock repurchases.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class I	Class D	Class S	Class T
Annual Expenses (Percentage of Net Assets Attributable to Common Stock)
Advisory Fee (3)	1.25%	1.25%	1.25%	1.25%
Performance Fee	None	None	None	None
Other Expenses (4)	0.47%	0.40%	0.40%	0.37%
Distribution/Servicing Fee (5)	None	0.25%	0.85%	0.85%
Expenses Reimbursed (6)	None	None	None	None
All Inclusive Advisory and Distribution Fees and Other Expenses	1.72%	1.90%	2.50%	2.47%
Expenses Related to Borrowings (7)	0.20%	0.20%	0.20%	0.20%
Property Level Expenses (8)	1.07%	1.07%	1.07%	1.07%
Total annual operating expenses before expenses reimbursed	2.99%	3.17%	3.77%	3.74%
Total annual operating expenses after reimbursing expenses	2.99%	3.17%	3.77%	3.74%
(3)	FTFA receives a monthly management fee at the annual rate of 1.25% of the Fund’s average daily NAV.
(4)
“Other Expenses” are based on Fund average net assets for the fiscal year-to-date ended June 30, 2025 of $934 million. Class S Shares expenses are estimated for the current fiscal year. Actual expenses may differ from estimates. Class D shares, Class S shares and Class T shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the fiscal period ended June 30, 2025, amount recaptured totaled 0.10%, 0.09% and 0.01%, respectively.

(5)
The Fund pays the Distributor a Distribution Fee at an annualized rate of 0.60% of the net assets of the Fund attributable to Class S Shares and Class T Shares. The Distribution Fee is for the sale and marketing of the Class S Shares and Class T Shares and to reimburse the Distributor for related expenses incurred. The Distributor may pay all or a portion of the Distribution Fee to the Selling Agents that sell or service Class S Shares and Class T Shares. Payment of the Distribution Fee is governed by the Fund’s Distribution and Service Plan. The Fund pays the Distributor a Servicing Fee at an annualized rate of 0.25% of the Fund’s average daily NAV attributable to Class D Shares, Class S Shares and Class T Shares for services to stockholders. The Servicing Fee is for personal services provided to stockholders and/or the maintenance of stockholder accounts and to reimburse the Distributor for related expenses incurred. The Distributor may pay all or a portion of the Servicing Fees to the Selling Agents that sell or service Class D Shares, Class S Shares and Class T Shares. Payments of the Servicing Fee are governed by the Fund’s Distribution and Service Plan.

(6)
FTFA has agreed to waive fees and/or reimburse the Fund’s expenses (including the Fund’s and the Operating Partnership’s organizational and offering expenses, but excluding both the Fund’s and the Fund’s proportional share of the Operating Partnership’s property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real-estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax and extraordinary expenses and acquired fund fees and expenses) to the extent necessary to ensure that the total annual Fund operating expenses (excluding Specified Expenses) attributable to Class I Shares, Class D Shares, Class S Shares, and Class T Shares will not exceed 1.75%, 2.00%, 2.60%, and 2.60%, respectively, of NAV, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. FTFA is permitted to recapture amounts forgone or reimbursed within thirty-six months after the month FTFA earned the fee or incurred the expense if the total annual Fund operating expenses have fallen to a level below the limit described herein. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in a relevant class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

(7)
The table is estimated based on Fund average net assets for the fiscal year-to-date
ended June 30, 2025 of $934 million, assumes the Fund’s use of leverage in an amount equal to 3.79% of the Fund’s average net assets for the fiscal year-to-date
ended June 30, 2025, and assumes the annual interest rate on borrowings is 6.13%. The Fund’s actual interest costs associated with leverage may differ from the estimates above. In addition, the Fund also expects that its unconsolidated operating entities will use borrowings, the costs of which will be indirectly borne by stockholders. The Fund has a revolving credit agreement with Bank of America, N.A. (“Credit Agreement”) that allows the Fund to borrow up to an aggregate amount up to $125,000,000, with increases in commitments up to $300,000,000 with subsequent credit approval, all subject to availability under the borrowing base and restrictions imposed on borrowings under the 1940 Act. The interest on the loan is calculated at a variable rate based on the Bloomberg Short-Term Bank Yield Index (BSBY) rate, plus any applicable margin. Under the Credit Agreement, the Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25%, except that the commitment fee is 0.20% if the aggregate outstanding balance of the loan is equal to or greater than 50% of the current commitment.

(8)
Property Level Expenses are based on Fund average net assets for the fiscal year-to-date
ended June 30, 2025 of $934 million and include fees and expenses related to property management, disposition expenses, any other expenses related to investments in real property of the Fund’s consolidated subsidiaries. These expenses would include the Fund’s proportional share of the fees and expenses related to property management, disposition expenses, any other expenses related to investments in real property of the Fund’s Operating Partnership once it commences operations.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes:

•	You invest $1,000 in the Fund for the time periods indicated;

•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same (as reflected above); and

•	You reinvest all distribution and dividends without a sales charge at NAV.
Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares, Total Expenses Incurred	$30	$92	$157	$330
Class D Shares, Total Expenses Incurred	$32	$98	$166	$348
Class S Shares, Total Expenses Incurred	$38	$115	$194	$400
Class T Shares, Total Expenses Incurred	$71	$145	$221	$420
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.
A stockholder who tenders its Common Stock with a tender valuation date within 12 months of the original issue date of such Common Stock will be subject to a fee of 2.00% Early Repurchase Fee. The
1-year
expense figure for such Common Stock under the assumptions of this example would be $50 for Class I Shares, $52 for Class D Shares, $58 for Class S Shares and $91 for Class T Shares.

Purpose of Fee Table , Note [Text Block]	This table describes the combined fees and expenses of the Fund that you will incur if you buy and hold Common Stock in the Fund. Sales loads and dealer manager fees may be reduced for certain categories of purchasers and for volume discounts, as disclosed in “Plan of Distribution—Sales Load” and Appendix A of this prospectus.
Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Other Expenses, Note [Text Block]	“Other Expenses” are based on Fund average net assets for the fiscal year-to-date ended June 30, 2025 of $934 million. Class S Shares expenses are estimated for the current fiscal year. Actual expenses may differ from estimates. Class D shares, Class S shares and Class T shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the fiscal period ended June 30, 2025, amount recaptured totaled 0.10%, 0.09% and 0.01%, respectively.
Management Fee not based on Net Assets, Note [Text Block]	FTFA receives a monthly management fee at the annual rate of 1.25% of the Fund’s average daily NAV.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to provide current income and long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
The Fund’s investment objective is not fundamental and may be changed by the Board without the approval of the holders of a majority of the outstanding Common Stock or Preferred Stock, if any. The Fund is not required to provide prior notice to stockholders of any change to its investment objective.
Investment Strategies
The Fund intends to achieve its investment objectives primarily through the strategic management of a portfolio of Private CRE and Publicly Traded Real Estate Securities. FTFA believes this approach will provide the Fund the flexibility to identify the optimal set of investment opportunities to provide investors real estate exposure, regardless of whether an investment is equity or debt, private or public.
The Fund intends under normal market conditions to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of private commercial real estate and publicly traded real estate securities. Investments may consist of (i) Private CRE investments and (ii) Publicly Traded Real Estate Securities. Once we receive any necessary consents with respect to our existing investments, we plan to own all or substantially all of our investments through the Operating Partnership. Clarion Partners will select investments across property types, geographic regions and metropolitan areas in order to generate attractive current income with the potential for long term appreciation and favorable risk-adjusted returns. The Fund may invest in securities of any credit quality, maturity and duration. The Fund’s 80% real estate investment policy may only be changed with 60 days’ prior notice to stockholders of the Fund.

The actual percentage of our portfolio that is invested in each investment type may from time to time be outside the target levels provided in this prospectus due to factors such as a large inflow of capital over a short period of time, the Clarion Partners’ assessment of the relative attractiveness of opportunities, or an increase in anticipated cash requirements or repurchase requests and subject to any limitations or requirements relating to our intention to be treated as a REIT for U.S. federal income tax purposes.
The Fund’s investment strategy provides investors the ability to gain direct exposure to a diversified portfolio of income producing commercial real estate and Publicly Traded Real Estate Securities. See “The Fund’s Investments—Benefits of Investing in Real Estate.”
Although the Fund is a
“non-diversified”
investment company within the meaning of the 1940 Act, the Fund will seek to invest across real estate asset classes, property types, positions in the capital stack, and geographic locations. The majority of the underlying real estate of the Fund’s investments are expected to be located in the United States, but the Fund may also make investments internationally, though not a primary strategy. The Fund does not expect to invest in real estate in emerging markets.
By capitalizing on Clarion Partners’ broad national platform with scale and experience across the major property sectors and an established, research-based investment process, the Fund expects to invest in a wide variety of Private CRE, including industrial, residential, healthcare, retail, office, mixed-use
projects and other real property types, as well as Publicly Traded Real Estate Securities. The Fund’s investments in Private CRE may include whole or partial interests in real properties, mortgage debt and mezzanine debt. Once we receive any necessary consents with respect to our existing investments, we plan to own all or substantially all of our investments in Private CRE, which may be structured through joint ventures or other co-ownership
arrangements, or some other combination, through our Operating Partnership.
The Fund’s investments in Publicly Traded Real Estate Securities may include CMBS, RMBS, ABS and other equity or debt securities issued by real estate companies, REITs or real estate investment companies. Clarion Partners will utilize the fixed income expertise of Western Asset to select specific types of Publicly Traded Real Estate Securities within investment guidelines set by Clarion Partners.
Clarion Partners’ robust investment and asset management process is anchored by the Clarion’s Global Research function, which is incorporated into all investment decisions, before, during and after investments are made, with primary focus on, among other things: general economic conditions, which markets will outperform, which sectors will outperform, types of buildings and locations users of real estate demand, where pricing is relative to alternatives and replacement cost, which investments perform best over time, how risk is being priced in the market, and how demographics and societal trends affect real estate. As the Fund’s investment sub-adviser,
Clarion Partners intends to optimize the portfolio construction by targeting investments in large and medium-sized
metropolitan areas, primarily in the United States, that it believes have attractive growth prospects and healthy supply/demand dynamics.
On a long-term basis, under normal market conditions, Clarion Partners will seek to allocate the Fund’s portfolio generally in accordance with the following targeted percentages of its net assets (plus the amount of borrowings for investment purposes):

(i)	no less than 60% to Private CRE and

(ii)
up to 40% to Publicly Traded Real Estate Securities and cash/cash equivalents and other short-term investments to facilitate liquidity (cash/cash equivalents and other short-term investments will not count toward the Fund’s 80% test).

Clarion Partners will have the ability to allocate the Fund’s portfolio between Private CRE and Publicly Traded Real Estate Securities as well as to determine the portion of the Publicly Traded Real Estate Securities and/or cash equivalents that will be managed by Western Asset, in each case subject to the supervision and direction of the Board and FTFA.
The Board has adopted, and the Fund follows, procedures designed to ensure that the Fund maintains sufficient liquidity to meet its periodic repurchase obligations as an interval fund.
Portfolio Composition
The Fund’s portfolio will be comprised principally of the following investments. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s portfolio investments are contained in the Statement of Additional Information (the “SAI”).

Investments in Private CRE
The Fund intends to invest primarily in stabilized income-oriented Private CRE located in the United States. Stabilized income-oriented real estate generally means that a property is well leased to tenants and does not require material capital improvements. However, the Fund may make investments in Private CRE with other characteristics (such as properties that are not well leased or require significant capital improvements, restructuring and/or repositioning/development) or other geographies (specifically, developed countries other than the United States) if Clarion Partners believes that the investments have the potential to enhance investment returns.
The Fund intends to manage risk through constructing and managing a diversified portfolio of properties. The Fund believes that a large, diversified investment portfolio may offer investors significant benefits for a given level of risk relative to a more concentrated investment portfolio. In addition, the Fund believes that assembling a diversified tenant base by investing in multiple real property sectors and property assets may mitigate the economic impacts associated with a single tenant or type of tenant potentially defaulting under its lease, since leases generally represent the primary source of revenue for real estate.
Property Characteristics
Clarion Partners will also focus on acquiring and managing a portfolio of properties that provides tenants and residents with modern functionality and location desirability in order to avoid near-term obsolescence. Clarion Partners will generally focus on well-designed buildings that it believes present an attractive appearance, have been and are properly maintained and require minimal capital improvements in the near term. Clarion Partners may recommend that the Fund invest in assets in need of significant renovation, redevelopment, repositioning, or development; if it believes attractive risk-adjusted investment returns can be enhanced by proactive management techniques or value-added programs.
Clarion Partners will take into account real estate cycles across property types and markets in an effort to reduce portfolio volatility and enhance returns. The Fund intends to invest primarily in properties in large and medium-sized
metropolitan areas with attractive growth prospects and healthy supply/demand dynamics that are well-leased with a stable tenant base and that generate attractive income.
Property Types
Clarion Partners, on behalf of the Fund, intends to invest primarily in the following Private CRE property types:
Industrial Properties.
Industrial properties are generally categorized as warehouse/distribution centers, research and development facilities, flex space or manufacturing. The performance of industrial properties is typically dependent on the proximity to economic centers and the movement of trade and goods. In addition, industrial properties typically utilize a triple-net
lease structure pursuant to which the tenant is generally responsible for property operating expenses in addition to base rent which can help mitigate the risks associated with rising expenses. Clarion Partners intends to invest in industrial properties that are located in major distribution hubs and near transportation nodes such as port facilities, airports, rail lines and major highway systems. In addition to continuing to target traditional industrial warehouse properties, the Fund will target industrial outdoor storage (“IOS”), properties, an extended sector within industrial, and shallow bay properties. Both offer key differentiators from traditional industrial warehouse properties. IOS is a land site zoned for industrial use such as container yards, truck and transportation terminals, and maintenance facilities, and shallow bay properties typically offer smaller building specifications more suitable for regional tenants.
Residential Properties.
Residential properties are generally categorized as multifamily properties and other types of residential rental assets including single-family rentals, built-to-rent
product and student housing, and manufactured housing. Multifamily properties are generally defined as having five or more dwelling units that are part of a single complex and offered for rental use as opposed to detached single-family residential properties. There are three main types of multifamily properties—garden-style (mostly one-
and
two-story
apartments),
low-rise
and high-rise. Single family rentals (“SFRs”) are single-family homes that are rented out to tenants. These homes can take many forms—typically detached homes or townhomes—and can be found in most markets. Prospective renters are attracted to these homes because they are generally larger than multi-family units, located in more suburban areas, and have access to outdoor space. Student housing properties are generally categorized as either on-campus
and
off-campus
housing. The most significant differences between them are governance, ownership and location.
On-campus
student housing is provided under the guidance and regulations of an educational institution, is typically owned by the institution and is located near or adjacent to the classroom buildings and other campus facilities.
Off-campus
housing is located in proximity to the school campus, generally within walking or bicycling distance and is typically owned by private owner-operators.
Off-campus
housing facilities tend to offer more relaxed rules and regulations and therefore are more appealing to upper-classmen. A manufactured home community is designed to accommodate detached, single-family manufactured homes. Manufactured homes are produced off-site
by manufacturers and installed on sites within the community. These homes are often improved with the addition of features constructed on site, including garages, screened rooms and carports. Each owner of a manufactured home leases the site on which the home is located from the owner. Residential properties generally have the lowest vacancy rates of any property type, with the better performing properties typically located in urban markets or locations with strong employment and demographic dynamics. Clarion Partners plans to invest in residential properties that are located in or near employment centers with favorable potential for employment growth and conveniently situated with access to transportation and retail and service amenities. The Fund may also consider extended sectors within the residential sector such as
Class-B/C
housing, single-family rentals, affordable housing and manufactured housing.

Healthcare Properties.
Healthcare properties will primarily include properties designed to house the medical services and life science and sciences industries and related housing assets, including seniors housing. Life science buildings are specialized real estate assets where a portion or all of the building may be used by lessees and occupants to operate with science-related activities. The properties can include wet and dry laboratories, diagnostic laboratories, good manufacturing practices facilities, and a wide range of spaces that cater to medically related industries, such as biotechnology, pharmaceuticals, life systems, and biomedical devices, provided that the building is constructed within industry norm specifications and would be re-usable
for other occupants for a similar life science activity. Seniors housing investments may include independent living, assisted living, and memory care facilities. Seniors housing facilities are generally leased to operating companies on a
“triple-net”
basis that obligates the operating companies to pay all property related expenses, including maintenance, utilities, repairs, taxes, insurance and capital expenditures. Clarion Partners will target purpose-built campuses which allow for aging in place and provide important needs-based care. Clarion Partners intends to focus on investments located in strong micro-markets and which offer affordability relative to resident/family net worth. The Fund may partner with established operators within the sector. In addition to life science and seniors housing assets, the Fund may also consider investments in medical office buildings.
Retail Properties.
The retail sector is comprised of five main formats: neighborhood retail, community centers, regional centers, super-regional centers and single-tenant stores. It includes single buildings and multi-tenant buildings used as commercial stores or malls, where restaurants may be considered a specialty subset of the retail category. Location, convenience, accessibility and tenant mix are generally considered to be among the key criteria for successful retail investments. Retail leases tend to range from three to five years for small tenants and ten to fifteen years for large anchor tenants. Leases, particularly for anchor tenants, may include a base payment plus a percentage of retail sales. Income and population density are generally considered to be key drivers of local retail demand. Clarion Partners will seek investments in retail properties that are located within densely populated residential areas with favorable demographic characteristics and near other retail and service amenities. Clarion Partners intends to focus on grocery-anchored and necessity retail investments in strong trade areas.
Office Properties
. Office properties are generally categorized based upon location and quality. Buildings may be located in Central Business Districts (“CBDs”) or suburbs. Buildings are also classified by general quality and size, ranging from Class A properties which are generally large-scale buildings of the highest-quality to Class C buildings which are below investment grade. Historically, Clarion Partners has invested in Class A or B office properties that are near executive housing, have sufficient transportation access, or are located within well-established suburban office/business parks or CBDs. Clarion Partners intends to be extremely selective on potential new investment with a focus on lease term and credit tenancy.
In addition, the Fund may also invest in other
mixed-use
projects or other extended sectors of Private CRE asset classes including but not limited to data centers, self-storage, hospitality, wireless towers, and other property types. The Fund is not restricted or limited in its ability to invest in property types and may also concentrate its investments in a limited number of property types.
In addition to equity investments in the asset classes listed above, the Fund may also invest in those asset classes in the form of debt instruments.
First Mortgage Loans.
First mortgage loans are loans that have the highest priority to claims on the collateral securing the loans in foreclosure. First mortgage loans generally provide for a higher recovery rate and lower defaults than other debt positions due to the lender’s favorable control features which at times may mean control of the entire capital structure.
Subordinate Mortgage Loans.
Subordinate mortgage loans are loans that have a lower priority to collateral claims. Investors in subordinate mortgages are generally compensated for the increased risk from a pricing perspective as compared to first mortgage loans but still benefit from a direct lien on the related property or a security interest in the entity that owns the real estate. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full. Rights of holders of subordinate mortgages are usually governed by participation and other agreements.
Mezzanine Loans.
Mezzanine loans are a type of subordinate loan in which the loan is secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns real estate. Mezzanine loans are subordinate to a first mortgage or other senior debt. Investors in mezzanine loans are generally compensated for the increased credit risk from a pricing perspective and still benefit from the right to foreclose on its security, in many instances more efficiently than the rights of foreclosure for first mortgage loans. Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property. Rights of holders of mezzanine loans are usually governed by intercreditor or interlender agreements, which may limit the Fund’s ability to pursue remedies.

Preferred Equity.
Preferred equity is a type of interest in an entity that owns real estate or real estate-related investments. Preferred equity interests are generally senior with respect to the payments of dividends and other distributions, redemption rights and rights upon liquidation to such entity’s common equity. Investors in preferred equity are typically compensated for their increased credit risk from a pricing perspective with fixed payments but may also participate in capital appreciation. Upon a default by a general partner of a preferred equity issuer, there typically is a change of control event and the limited partner assumes control of the entity. Rights of holders of preferred equity are usually governed by partnership agreements.
Ownership Interest
The Operating Partnership will generally use special purpose vehicle subsidiaries controlled by the Operating Partnership (or controlled by joint ventures or holding companies that the Operating Partnership has invested in) to acquire Private CRE on the Operating Partnership’s behalf. The Fund, through the Operating Partnership, is permitted to seek its investment objective by investing all or a portion of its assets in one or more holding companies (including investment companies) to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act. Generally, Clarion Partners intends to acquire the entire equity ownership interest in properties. However, the Operating Partnership also expects to enter into joint ventures, general partnerships, co-tenancies
and other participation arrangements with other investors to acquire properties. In most cases in which less than the entire equity ownership interest is acquired, Clarion Partners will seek to hold or share critical elements of control. The Operating Partnership will generally acquire fee simple interests for the properties (in which we own both the land and the building improvements), but may consider leased fee and leasehold interests if Clarion Partners believes the investment is consistent with the Fund’s investment strategy and objectives.
Once we receive any necessary consents with respect to our existing investments, we plan to own all or substantially all of our investments through our Operating Partnership. We will be the sole general partner of our Operating Partnership. In addition, we will contribute the proceeds received from our public offerings of common stock to our Operating Partnership in exchange for OP Units. Many of the Fund’s equity investments in Private CRE are intended to be wholly-owned by the Operating Partnership; however, the Operating Partnership also expects to enter into a significant number of joint ventures or other co-ownership
arrangements with third parties. In these joint ventures, the Operating Partnership would generally share control with the third party partner, but may in some cases have minority control of an investment, and in many cases the third party partner may provide operating services for the property. In some cases the Operating Partnership may share control with a third party partner even though the Operating Partnership holds a majority of the economic interests of the joint venture. In most cases, GAAP will not require the Fund or the Operating Partnership to consolidate joint ventures it does not control. In some cases the Fund or the Operating Partnership may pay to have a period of exclusivity, or an option, to purchase a Private CRE property.
Tenancy and Leasing
In general, Clarion Partners will seek a favorable mix of tenants in properties in the Fund’s portfolio (for property types that have long-term tenants) to achieve greater economic diversification than is afforded by geographic and property type considerations alone. Clarion Partners will strive to maintain a stable blend of nationally known tenants and creditworthy regional and local tenants. Tenancy criteria are applied at the property level as well as at the portfolio level.
The length of tenancy generally will reflect local market conditions for each property. However, if possible, Clarion Partners may seek to negotiate longer-term leases to reduce the cash flow volatility associated with lease rollovers, provided that contractual rent increases are included. Clarion Partners will attempt to manage lease rollover risk on a portfolio basis. Where appropriate, Clarion Partners will also seek leases that require operating expenses, or expense increases, to be paid by the tenants.
Investments in Publicly Traded Real Estate Securities
The Fund intends to invest a portion of its portfolio in Publicly Traded Real Estate Securities, which includes CMBS, RMBS, ABS and other equity or debt securities issued by REITs or real estate-related investment companies. Under normal market conditions, Clarion Partners expects that up to 40% of the Fund’s overall portfolio may be invested in Publicly Traded Real Estate Securities and cash/cash equivalents and other short-term investments to facilitate liquidity. Publicly traded securities may be exchange-traded or traded OTC. The Fund believes that its ability to acquire Publicly Traded Real Estate Securities in conjunction with acquiring a diverse portfolio of Private CRE may afford the Fund additional liquidity, which provides greater financial flexibility and discretion to construct an investment portfolio designed to achieve the Fund’s investment objective. The Fund expects that its investments in Publicly Traded Real Estate Securities will primarily be in U.S. securities, but it may also invest in
non-U.S.
securities (however, the Fund does not expect to invest in emerging markets). The Fund plans to primarily invest in the following Publicly Traded Real Estate Securities:
CMBS.
CMBS are securities backed by obligations (including certificates of participation in obligations) that are principally secured by commercial mortgages on real property or interests therein having a residential or commercial use, such as retail, office or industrial properties, hotels, apartments, nursing homes and senior living facilities.

CMBS are typically issued in multiple tranches whereby the more senior classes are entitled to priority distributions from the trust’s income to make specified interest and principal payments on such tranches. Losses and other shortfalls from expected amounts to be received on the mortgage pool are borne by the most subordinate classes, which receive principal payments only after the more senior classes have received all principal payments to which they are entitled. The credit quality of CMBS depends on the credit quality of the underlying mortgage loans, which is a function of factors such as the principal amount of loans relative to the value of the related properties; the cash flow produced by the property; the mortgage loan terms, such as principal amortization; market assessment and geographic location; construction quality of the property; and the creditworthiness of the borrowers.
Agency MBS.
Agency MBS are residential and commercial mortgage-backed securities for which a U.S. government agency such as Government National Mortgage Association (“Ginnie Mae”), or a federally chartered corporation such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”) guarantees payments of principal and interest on the securities. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some agency MBS that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac. Although the U.S. government in the past has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.
Agency RMBS differ from other forms of traditional debt securities, which normally provide for periodic payments of interest in fixed amounts with principal payments at maturity or on specified call dates. Instead, agency RMBS provide for monthly payments, which consist of both principal and interest. In effect, these payments are a “pass-through” of scheduled and prepaid principal payments and the monthly interest made by the individual borrowers on the mortgage loans, net of any fees paid to the issuers, servicers or guarantors of the securities. The principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities.
The Fund’s allocation of agency RMBS collateralized by fixed-rate mortgages (“FRMs”), adjustable rate mortgages (“ARMs”), or hybrid adjustable-rate mortgages (“hybrid ARMs”) will depend on various factors including, but not limited to, relative value, expected future prepayment trends, supply and demand, costs of hedging, costs of financing, expected future interest rate volatility and the overall shape of the Treasury and interest rate swap yield curves. Clarion Partners intends to take these factors into account when making investments on behalf of the Fund. The Fund may invest in debentures that are issued and guaranteed by Freddie Mac or Fannie Mae or mortgage-backed securities the collateral of which is guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae or another federally chartered corporation.
Non-Agency
RMBS.
Non-agency
RMBS are residential mortgage-backed securities that are collateralized by pools of mortgage loans assembled for sale to investors by commercial banks, savings and loan associations and specialty finance companies.
Non-
agency RMBS are not issued or guaranteed by a U.S. government agency or federally chartered corporation. Like agency RMBS, non-agency
RMBS represent interests in pools of mortgage loans secured by residential real property.
The mortgage loan collateral for
non-agency
RMBS consists of residential mortgage loans that do not generally conform to underwriting guidelines issued by a federally chartered corporation, such as Fannie Mae or Freddie Mac, or an agency of the U.S. government, such as Ginnie Mae, due to certain factors, including mortgage balances in excess of agency underwriting guidelines, borrower characteristics, loan characteristics and level of documentation, and therefore are not issued or guaranteed by an agency. The Fund may also invest in credit risk transfer notes that, while not structured products, face similar risks as structured products because they are debt securities issued by governmental agencies but their value depends in part on a pool of mortgage loans.
The
non-agency
and agency RMBS acquired by the Fund could be secured by FRMs, ARMs, hybrid ARMs or interest only mortgages. FRMs have interest rates that are fixed for the term of the loan and do not adjust. The interest rates on ARMs generally adjust annually (although some may adjust more frequently) to an increment over a specified interest rate index. Hybrid ARMs have interest rates that are fixed for a specified period of time (typically three, five, seven or ten years) and, thereafter, adjust to an increment over a specified interest rate index. ARMs and hybrid ARMs generally have periodic and lifetime constraints on how much the loan interest rate can change on any predetermined interest rate reset date. Interest only securities are backed by mortgages where the borrower pays interest only. Relative value analysis, including consideration of current market conditions, will determine the Fund’s allocation to FRMs, ARMs, hybrid ARMs and interest only mortgages.
The Fund’s allocation of
non-agency
RMBS collateralized by FRMs, ARMs, hybrid ARMs or interest only mortgages will depend on various factors including, but not limited to, relative value, expected future prepayment trends, home price appreciation trends, supply and demand, availability of financing, expected future interest rate volatility and the overall state of the non-agency
RMBS secondary market. Borrowers of the underlying loans that secure the non-agency
RMBS assets which the Fund may purchase can be divided into prime,
Alternative-A
(“Alt-A”)
and subprime borrowers based on their credit rating.

ABS
. ABS may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental
issuers. ABS represent participations in, or are secured by and payable from, assets such as, but not limited to, installment sales or loan contracts, leases, franchise agreements, credit card receivables, Home Equity Line of Credit, data centers, time shares and other categories of receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities (“SPEs”). ABS may be subject to the risks described under “Risks—ABS Risk,” including risks associated with changes in interest rates and prepayment of underlying obligations. Certain types of ABS may not have the benefit of a security interest in the related assets. For example, many securities backed by credit card receivables are unsecured. Even when security interests are present, the ability of an issuer of certain types of ABS to enforce those interests may be more limited than that of an issuer of MBS. For instance, automobile receivables generally are secured by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of ABS and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities. In addition, certain types of ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit card. Additionally, an ABS is subject to risks associated with the servicing agent’s or originator’s performance. For example, a servicing agent or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral.
The Fund investments in ABS may include collateralized loan obligations (“CLOs”) and other similarly structured securities. A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and
non-U.S.
senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both collateralized bond obligations (“CBOs”) and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CLO securities as a class. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws.
Other Fixed-Income Instruments.
The Fund may invest in fixed-income instruments, such as investment grade and high-yield corporate debt securities, or junk bonds, or U.S. government debt securities. The issuer of a fixed-income instrument pays the investor a fixed- or variable-rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date. Holders of fixed-income bonds as creditors have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors but are generally subordinate to any existing lenders in the issuer’s capital structure. Fixed-income instruments may be secured or unsecured. The investment return of corporate bonds is generated by payments of interest on the security and changes in the market value of the security. The market value of a corporate bond, especially a fixed-rate bond, will generally rise and fall inversely with interest rates. The value of intermediate- and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate fixed-income instruments usually yield more than government or agency bonds due to the presence of credit risk.
The types of mortgage-backed securities in which the Fund may invest include interest-only, inverse-interest only, or principal only residential MBS, commercial MBS, collateralized mortgage obligations (“CMOs”), securities issued by Real Estate Mortgage Investment Conduits (“REMICs”),
Re-securitized
Real Estate Mortgage Investment Conduits
(“Re-REMICs”),
pass-through certificates, credit linked notes, mortgage forwards or “to be announced” transactions, collateralized loan obligations backed by commercial loans and mortgage servicing rights securities. The Fund may invest in a
Re-REMIC
in order to obtain exposure to mortgages with a specific risk profile that could not otherwise be obtained through the purchase of existing REMICs. Pass-through certificates are fixed income securities whereby certificates are issued representing interests in a pool of mortgages or mortgage-backed securities. The Fund may invest in various tranches or classes of MBS.
Publicly Traded REITs.
The Fund may invest in publicly traded REITs. REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Many public REITs are listed on major stock exchanges, such as the New York Stock Exchange and NASDAQ. Publicly traded REITs typically employ leverage, which magnifies the potential for gains and the risk of loss. They typically pay out all of their taxable income as dividends to stockholders. In turn, stockholders pay the income taxes on those dividends.
Ratings of Securities.
The Fund may invest in debt securities that are rated investment grade, debt securities rated below investment grade, and unrated debt securities. The Fund is not required to hold any minimum percentage of its NAV in debt securities rated investment grade.
ESG Considerations
Alongside traditional financial and economic analyses, Clarion Partners assesses the potential impacts of material environmental, social and governance (“ESG”) factors on an investment, which it believes provide a measure of the investment’s sustainability. Such factors may include a review of, one or more of the following, among other things: energy management, water and carbon usage, sea level rise and flooding, air and water pollution, land contamination, sustainability certifications, human rights, contractor or employee health and safety, tenant health and well-being, community engagement, accounting standards and bribery and corruption. In analyzing ESG factors, Clarion Partners assesses whether an investment poses a material financial risk or opportunity. Consideration of ESG factors and risks is only one component of Clarion Partners’ assessment of eligible investments and may not be a determinative factor in its final decision on whether to invest in a particular property. In addition, the weight given to ESG factors may vary across types of investments, and regions, and may change over time. Clarion Partners does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.
Derivatives
Generally, derivatives are financial contracts whose value depends upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates and related indexes.
In the normal course of business, the Fund will be exposed to the effect of interest rate changes, price changes and currency fluctuations and may seek to limit these risks by following established risk management policies and procedures including the use of derivatives. To mitigate exposure to variability in interest rates, derivatives may be used primarily to fix the rate on debt based on floating-rate indices and manage the cost of borrowing obligations.
The Fund may use a variety of commonly used derivative products, including interest rate swaps, caps, collars, floors, options contracts, futures contracts, options (on securities, bonds, currencies, interest rates, indices or swaps), swaps (including interest rate, credit default, equity index and total return swaps) and other swap agreements for investment, hedging and risk management purposes. Subject to the Fund’s 80% investment requirement, the Fund may invest without limitation in Treasury futures, Eurodollar futures, interest rate swaps, swaptions or similar instruments and combinations thereof. The Fund will use the market value, and not the notional value, of any derivatives used for purposes of the 80% test. See “Risks—Derivatives Risk.” We have a policy of entering into contracts with only major financial institutions based upon minimum credit ratings and other factors. We will periodically review the effectiveness of each hedging transaction.
The Fund will engage in derivative transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a REIT for U.S. federal income tax purposes. See “Material U.S. Federal Income Tax Considerations.”
The Fund operates under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
Temporary Strategies
At times Clarion Partners may judge that conditions in the markets make pursuing the Fund’s primary investment strategy inconsistent with the best interests of its stockholders. During temporary periods or in order to keep the Fund’s cash fully invested, the Fund may deviate from its investment policies and objectives. At such times Clarion Partners may, temporarily, use alternative strategies primarily designed to reduce fluctuations in the value of the Fund’s assets. If the Fund takes a temporary position, it may be unable to achieve its investment objective. While the Fund would seek to continue to qualify as a REIT during such a period, there can be no guarantee it will be able to do so.

In implementing these temporary strategies, the Fund may invest all or a portion of its assets in fixed income securities; mutual funds; exchange-traded funds; Publicly Traded Real Estate Securities; U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; securities issued or guaranteed by the federal government or any of its agencies, or any state or local government; repurchase agreements with respect to any of the foregoing; or any other securities or cash equivalents that Clarion Partners considers consistent with this strategy. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful.
Investment Process
Clarion Partners Private CRE Investment Process for Equity and Debt
When pursuing investment opportunities for the Fund, Clarion Partners will utilize a disciplined, team-oriented investment process and its proprietary research capabilities and considerable real estate experience to identify, acquire, oversee and dispose of real estate assets.
Investment management of the Fund will be a highly collaborative process between the Fund’s portfolio managers and Investment Research, Acquisitions and Asset Management personnel at Clarion Partners. Each potential investment will be assigned a due diligence team with expertise in each of the disciplines of Investment Research, Acquisitions and Asset Management. The Clarion Partners asset manager for the applicable investment will be both geographically and property type focused. The asset manager will follow the investment from sourcing to underwriting to closing to management. This approach brings to bear the collective expertise of each of Clarion Partners’ investment disciplines and helps ensure efficient execution.
Clarion Partners has two committees (Investment and Portfolio Allocation Investment) for Private CRE investments. Each committee is comprised of seasoned real estate professionals with an average of over 3
1
 years of real estate investment experience.
The Investment Committee will oversee the investment process, review and approve each potential Private CRE investment and disposition, and the Portfolio Allocation Investment Committee will determine allocations to Western Asset.
Clarion Partners’ investment process consists of four key stages:

1.
Investment Sourcing.
Clarion Partners’ acquisition personnel target and source investments consistent with the Fund’s strategy. Target investments are identified based on analysis from Clarion’s Global Research team, which considers factors such as: which geographic markets and sectors are expected to outperform based on rental growth projections or other metrics, tenant preferences, where pricing is relative to alternatives and replacement cost, which investments are expected to perform best over time, how risk is being priced in the market, and local demographics and trends.

2.
Preliminary Underwriting.
The team performs initial underwriting, pricing and structuring analysis, which includes developing cash flow and return models, performing initial assessment of returns and impact on portfolio return and characteristics.

3.
Investment Underwriting and Due Diligence.
This step includes a detailed lease analysis, as well as physical inspections and reviews of the property and market reports. Cash flow and return models are further refined, and impact on portfolio return and characteristics are assessed.

4.	Final Decision. The due diligence findings and any adjustments to returns and pricing are presented to the Investment Committee for approval.
Investment Research
Clarion Partners’ robust investment and asset management process is anchored by analysis from the dedicated Global Research team. The team’s research is incorporated into all investment decisions, before, during and after investments are made.
Acquisition
Acquisition personnel seek to identify properties that meet the criteria established by the Fund’s portfolio managers. Team members are based in regional offices, close to the local market, providing insights on market dynamics and asset opportunities. Leads are generated through extensive relationships with on and off-market
sources: broker networks, owners, local Joint Venture partners, developers and lenders.

Asset Management
Asset Management personnel work closely with the Global Research team to establish forward-looking projections for each asset. Team members manage specific assets, creating annual plans, conducting annual re-evaluations
of asset and location to develop hold-sell recommendations, and hiring individual property services, such as leasing agents and property management.
Disposition Strategies
Clarion Partners anticipates that it will hold most of the Fund’s properties for an extended period of time. However, Clarion Partners may determine to sell a property before the end of its anticipated holding period for a number of relevant factors, including:

•	an opportunity has arisen to enhance overall investment returns by raising capital through sale of the property;

•	there are diversification benefits associated with disposing of the property and rebalancing the Fund’s investment portfolio;

•	there exists a need to generate liquidity to satisfy redemption requests, to make distributions to the Fund’s stockholders or for working capital;

•	in the judgment of Clarion Partners, the value of the property might decline;

•	an opportunity has arisen to pursue a more attractive investment;

•	the property was acquired as part of a portfolio acquisition and does not meet the portfolio management team’s investment guidelines; or

•	in the judgment of Clarion Partners, the sale of the property is in the Fund’s best interests.
Allocation of Private CRE Investment Opportunities
With respect to Private CRE investments, in the cases where Clarion Partners identifies a potential investment opportunity that may be suitable for multiple clients, Clarion Partners adheres to the Allocation Policy by which it rotates the priority of its clients with respect to new opportunities. The Allocation Policy is designed to allocate investment opportunities among Clarion Partners’ active clients in a manner that is transparent, fair and unbiased and to optimize the investment objectives of each, recognizing that, on occasion, certain investments may be equally suitable for more than one client:
To enforce the Allocation Policy, Clarion Partners has established a formal procedure as follows:

•
Every potential investment is submitted for review to all Clarion Partners Portfolio Managers, each representing his/her respective fund or separate account client to determine if the investment meets both Clarion Partners’ and the client’s investment criteria.

•	To the extent that an investment is deemed suitable for (in the judgment of Clarion Partners) and/or desired by only one fund or separate account, it is allocated to that fund or account.

•
To the extent that an investment opportunity, on balance, is deemed equally suitable for (in the judgment of Clarion Partners) and desired by more than one Clarion Partners client (such opportunity, a “Rotated Opportunity”), it is allocated to the one which has waited the longest to be assigned such a Rotated Opportunity, without regard to whether the portfolio is a fund or separate account.

•
In making any determination with regard to the suitability of any particular investment opportunity for any particular client, the Portfolio Managers will consider such factors that they may deem appropriate to take into account, including, without limitation, projected cash flow, the anticipated effect of the investment opportunity on a given client’s portfolio diversification, the anticipated income or unrelated business income tax effects, policies related to leverage, regulatory restrictions, and the capital that a given client has available.

•	New clients receive an initial allocation rotation priority equivalent to having just been assigned a Rotated Opportunity (i.e., they are placed at the bottom of the rotation list).

•	Separate rotational priorities are maintained with respect to real estate equity investment opportunities on the one hand and real estate-related debt investment opportunities on the other.

•
Investment opportunities are not made available for rotation under Clarion Partners’ allocation policy under the following circumstances: (a) an investment opportunity is sourced by a client with its own independent investment resources for acquisition by that client; and (b) an investment opportunity is sourced for a specific client pursuant to a programmatic joint venture relationship.

Notwithstanding the foregoing, no new opportunity will become subject to the above Allocation Policy where such new opportunity is: sourced by a client with its own independent investment resources for acquisition by such client; or sourced for a specific client pursuant to certain programmatic joint ventures. Separate rotational priorities are maintained with respect to real estate equity investment opportunities and real estate-related debt investment opportunities.
Western Asset Investment Process
Western Asset’s Mortgage and Consumer Credit Team takes an active relative value trading approach that seeks to deliver attractive risk adjusted returns from all sectors, including agency RMBS, non-agency
RMBS, agency CMBS,
non-agency
CMBS and ABS. Western Asset’s Mortgage and Consumer Credit Team takes a disciplined approach to the market by seeking to decrease exposure when spreads look tight and increasing exposure as valuations become more attractive. Similarly, as the market environment and valuations change, Western Asset’s Mortgage and Consumer Credit Team may rotate the portfolio between income and total return opportunities.
Western Asset’s strategic goal is to add value to the portfolios it manages while adhering to a disciplined risk control process. As part of this process, Western Asset’s management team seeks to reach targeted returns while staying within targeted volatility. Western Asset’s investment management team works very closely with its risk management team to seek to determine how various factors are likely to contribute to tracking error targets and to verify alignment of key return generating themes with risk themes and monitor warning level triggers for certain key risk metrics.
Western Asset’s investment philosophy combines traditional analysis with innovative technology applied to all sectors of the market. Western Asset believes inefficiencies exist in the fixed-income markets and attempts to add incremental value by exploiting these inefficiencies across all eligible market sectors.
From a macroeconomic perspective the investment process starts with the economic outlook and broad investment strategies formulated by Western Asset’s US Broad Strategy Committee, which, after the consideration of its members who represent major U.S. market sectors, adopts a consensus view on the outlook for the economy over a six-
to nine-month horizon. Western Asset’s portfolio managers then incorporate this outlook into their strategy within the constraints and guidelines of each individual portfolio. Western Asset’s sector specialists, who are grouped by market sector (e.g., investment-grade credit, high-yield credit, mortgage- and asset-backed, emerging markets, etc.), concentrate on research, identifying issuers and issues appropriate for Western Asset’s investment universe by considering relative credit strength, liquidity, issue structure, event risk, covenant protection, and market valuation.
Western Asset’s Mortgage and Consumer Credit Team has developed, over many years, proprietary relationships with borrowers, originators, loan brokers, and lenders in the consumer, commercial and residential markets to seek to create investment opportunities. Western Asset’s Mortgage and Consumer Credit Team seeks to leverage these relationships to source assets backed by attractive quality loans in an efficient way without compromising liquidity. The Mortgage and Consumer Credit Team’s direct relationships with originators of various collateral types enable Western Asset to create its own investment opportunities. Western Asset’s size and sophistication allow it to meaningfully participate in transactions and offer key input on transaction terms and structures. The team’s vast range of relationships gives Western Asset access to unique opportunities. Western Asset believes having the experience of investing in whole loans and primary market securities gives its investment team additional perspective on the relative value of investment opportunities and enables it to look for the best relative value across all loan types and originators.

Risk Factors [Table Text Block]
RISKS
The Fund is a
non-diversified,
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. An investment in Common Stock is not intended to constitute a complete investment program and should not be viewed as such. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, your securities may be worth less than your original investment. The Fund is primarily a long-term investment vehicle and should not be used for short-term trading.
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been elevated as compared to recent years. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Inflation Risk
Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.
Inflationary pressures have increased the costs of labor, energy, and raw materials, and have adversely affected consumer spending, economic growth, and the operations of companies in the U.S. and globally, and have resulted in a tightening of monetary policy by the U.S. Federal Reserve. Inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten further in response. Inflation could become a serious problem in the future and have an adverse impact on the Fund’s returns.

Continued inflation could have an adverse impact on the Fund’s borrowings and general and administrative expenses of the Fund, as these costs could increase at a rate higher than the Fund’s rental and other revenue. Inflation could also have an adverse effect on consumer spending, which could impact the Fund’s potential tenants’ revenues and, in turn, their ability to pay rent. In addition, leases that have a long-term duration or that include renewal options that specify a maximum rate increase may result in below-market lease rates over time, if the Fund does not accurately estimate inflation or market lease rates. Any provisions of the Fund’s leases designed to mitigate the risk of inflation and unexpected increases in market lease rates, such as periodic rental increases, may not adequately protect the Fund from the impact of inflation or unexpected increases in market lease rates. If subject to below-market lease rates on a significant number of properties pursuant to long-term leases, and operating and other expenses are increasing faster than anticipated, then the Fund’s business, financial condition, results of operations, cash flows and ability to satisfy debt service obligations or pay distributions on Common Stock could be materially adversely affe ct
ed.
Distributions Risk
There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. Subject to the requirements of the 1940 Act, the Fund may make distributions from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings, return of capital, or offering proceeds. See “Distributions” for a description of return of capital and its impacts.
Liquidity Risk
The Fund is designed primarily for long-term investors and an investment in the Fund’s Common Stock should be considered illiquid. The Common Stock is not listed for trading on any securities exchange. There is no public market for the Common Stock and none is expected to develop. The Common Stock therefore is not readily marketable and stockholders must be prepared to hold Common Stock for an indefinite period of time. Stockholders may not be able to sell their Common Stock at all or at a favorable price. Because the Fund is a closed-end
management investment company, the Common Stock may not be redeemed at the option of the stockholder and may not currently be exchanged for shares of any other fund.
Risks Relating to our Share Repurchase Program
The Fund is an “interval fund” and, to provide limited liquidity to stockholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding shares of Common Stock at NAV, pursuant to
Rule 23c-3 under
the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares of Common Stock at NAV on a quarterly basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s stockholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Common Stock by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Common Stock may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect stockholders who do not tender their Common Stock by increasing Fund expenses and reducing any net investment income. Certain stockholders may from time to time own or control a significant percentage of the Fund’s Common Stock. Repurchase requests by these stockholders of these shares of the Common Stock may cause repurchases to be oversubscribed, with the result that stockholders may only be able to have a portion of their Common Stock repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Common Stock beyond the repurchase offer amount, or if stockholders tender an amount of shares of Common Stock greater than that which the Fund is entitled to purchase, the Fund will repurchase the Common Stock tendered on a pro rata basis, and stockholders will have to wait until the next repurchase offer to make another repurchase request. Stockholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some stockholders, in anticipation of proration, may tender more shares of Common Stock than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV per share tendered in a repurchase offer may fluctuate between the date a stockholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a stockholder submits a repurchase request. See “Repurchases.”

Management Risk and Reliance on Key Personnel
The Fund is subject to management risk because it is an actively managed investment portfolio. Clarion Partners, Western Asset and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. While Clarion Partners has experience analyzing investments in the real estate sector generally, Clarion Partners has limited experience sub-advising
investment companies. The Fund will depend upon the diligence and skill of Clarion Partners’ and Western Asset’s investment professionals, who will evaluate, negotiate, structure and monitor its investments. These individuals do not have long-term employment contracts with Clarion Partners, although they do have equity interests and other financial incentives to remain with Clarion Partners or Western Asset, as applicable. The Fund will also depend on the senior management of FTFA, and the departure of any of the senior management of FTFA could have a material adverse effect on the Fund’s ability to achieve its investment objective. Clarion Partners previously sponsored Clarion Partners Property Trust Inc. (“CPPT”), a perpetual-life non-traded
real estate investment trust focused on investing in income-producing real estate properties and other real estate related assets. CPPT broke escrow for its offering on November 1, 2012 with an initial investment for its sponsor and repurchased all of the shares of its common stock sold in its initial public offering as of July 31, 2013 pursuant to its redemption plan following a determination by the CPPT board of directors to terminate the offering and liquidate.
Delay in Use of Proceeds Risk
Although the Fund currently intends to invest the proceeds from any sale of the Common Stock offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. Pending investment, the net proceeds of the offering may be invested in permitted temporary investments, which include short-term U.S. government securities, bank certificates of deposit and other short-term liquid investments. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for us to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. In the event we are unable to find suitable investments such temporary investments may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return.
Best Efforts Offering
This offering is being made on a “best efforts” basis, meaning the Distributor and broker-dealers participating in the offering are only required to use their best efforts to sell our shares and have no firm commitment or obligation to sell any of the shares. If we are unable to raise substantial funds in this offering, we will be limited in the number and type of investments we make, and the value of your investment in us will be more dependent on the performance of any of the specific assets we acquire. Further, if we are unable to raise substantial funds in this offering, the Fund’s Board may seek the approval of the Fund’s stockholders to sell all or substantially all of the Fund’s assets and dissolve the Fund. In the event of the liquidation, dissolution or winding up of the Fund, stockholders are entitled to receive the then-current NAV per share of the assets legally available for distribution to the Fund’s stockholders, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any Preferred Stock.
Competition Risk
Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds (including other funds managed by FTFA, Clarion Partners and Western Asset), REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.
Non-Diversification
Risk
As a
non-diversified
investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by events impacting a single investment, geographic location, security or investment type.

In addition, the Fund has not established any investment criteria limiting the geographic concentration of its Private CRE investments and does not plan to establish any investment criteria to limit its exposure to these risks for future investments. As a result, Private CRE investments underlying its investments may be overly concentrated in certain geographic areas and the Fund may experience losses as a result. Additionally, the Fund is not limited in the size of any single Private CRE investment it may make and certain of its investments may represent a significant percentage of the Fund’s assets. Any such investment may carry the risk associated with a significant asset concentration. Such risks could cause the Fund to experience a material adverse effect, which would result in the value of a stockholder’s investment in the Fund being diminished.
Illiquid Investment
Risk
Many of the Fund’s investments will be illiquid, including the Fund’s Private CRE investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid assets on acceptable terms even if a disposition is in the best interests of the Fund’s stockholders. The Fund cannot predict whether it will be able to sell any asset for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.
Real Estate Investment Risk
The Fund’s investments will be subject to the risks typically associated with real estate, including:

•	local, state, national or international economic conditions, including market disruptions caused by regional concerns, political upheaval, sovereign debt crises and other factors;

•	real estate conditions, such as an oversupply of or a reduction in demand for real estate space in an area;

•	lack of liquidity inherent in the nature of the asset;

•	tenant/operator mix and the success of the tenant/operator business;

•	the ability and willingness of tenants/operators/managers to maintain the financial strength and liquidity to satisfy their obligations to the Fund and to third parties;

•	reliance on tenants/operators/managers to operate their businesses in a sufficient manner and in compliance with their contractual arrangements with the Fund;

•	ability and cost to replace a tenant/operator/manager upon default;

•	property management decisions;

•	property location and conditions;

•	property operating costs, including insurance premiums, real estate taxes and maintenance costs;

•	the perceptions of the quality, convenience, attractiveness and safety of the properties;

•	branding, marketing and operational strategies;

•	competition from comparable properties;

•	the occupancy rate of, and the rental rates charged at, the properties;

•	the ability to collect on a timely basis all rent;

•	the effects of any bankruptcies or insolvencies;

•	the expense of leasing, renovation or construction;

•	changes in interest rates and in the availability, cost and terms of mortgage financing;

•	unknown liens being placed on the properties;

•	bad acts of third parties;

•	the ability to refinance mortgage notes payable related to the real estate on favorable terms, if at all;

•	changes in governmental rules, regulations and fiscal policies;

•	tax implications;

•	changes in laws, including laws that increase operating expenses or limit rents that may be charged;

•
the impact of present or future environmental legislation and compliance with environmental laws, including costs of remediation and liabilities associated with environmental conditions affecting properties;

•	cost of compliance with applicable federal, state, and local laws and regulations;

•	social unrest and civil disturbances;

•	acts of nature, including earthquakes, hurricanes and other natural disasters;

•	terrorism;

•	the potential for uninsured or underinsured property losses;

•	adverse changes in state and local laws, including zoning laws; and

•	other factors which are beyond the Fund’s control.
The value of each property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenses associated with properties (such as operating expenses and capital expenses) cannot be reduced when there is a reduction in income from the properties. As a result, these investments may be risky and the Fund may lose all or part of its investments.
Commercial Real Estate Industry Risk
The Fund’s business and operations are dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Investing in commercial real estate assets involves certain risks, including but not limited to: tenants’ inability to pay rent; declining commercial real estate values, increases in interest rates and lack of availability of financing; tenant turnover and vacancies; the pace and magnitude of debt accumulation and impending debt maturities; regional banks’ concentration of loans in commercial real estate and changes in supply of or demand for similar properties in a given market. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of Private CRE investments that result in losses, including delinquencies, non-performing
assets and a decrease in the value of the property or, in the case of Publicly Traded Real Estate Securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations. The Fund may need to establish significant provisions for losses or impairment, and be forced to sell assets at undesirable prices, which may result in the Fund’s NAV declining and the Fund incurring substantial losses. Additionally, economic conditions can negatively impact the businesses of tenants of the Fund’s Private CRE investments, which in turn could cause the Fund to experience increased delinquencies or decreasing rents, either of which would negatively impact the Fund’s income.
These conditions may increase the volatility of the value of Private CRE investments made by the Fund. These developments also may make it more difficult for the Fund to accurately value its investments or to sell its investments on a timely basis. These developments, including rising interest rates, could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns. Such developments could, in turn, diminish significantly the Fund’s revenue from investments and adversely affect the Fund’s NAV.
Private CRE Risk
Lease defaults, terminations by one or more tenants or landlord-tenant disputes may reduce the Fund’s revenues and net income. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect the Fund’s results of operations.
The Fund’s financial position and its ability to make distributions may also be adversely affected by financial difficulties experienced by any major tenants, including bankruptcy, insolvency or a general downturn in the business, or in the event any major tenants do not renew or extend their relationship as their lease terms expire. A tenant in bankruptcy may be able to restrict the ability to collect unpaid rents or interest during the bankruptcy proceeding. Furthermore, dealing with a tenants’ bankruptcy or other default may divert management’s attention and cause the Fund to incur substantial legal and other costs.
The Fund’s investments in real estate will be pressured in challenging economic and rental market conditions. If the Fund is unable to re-let
or renew leases for all or substantially all of the space at these properties, if the rental rates upon such renewal or re-letting
are significantly lower than expected, or if the Fund’s reserves for these purposes prove inadequate, the Fund will experience a reduction in net income and may be required to reduce or eliminate cash distributions.
The Fund may obtain only limited warranties when it purchases a Private CRE equity investment. The purchase of properties with limited warranties increases the risk that the Fund may lose some or all of its invested capital in the property, as well as the loss of rental income from that property if an issue should arise that decreases the value of that property and is not covered by the limited warranties. If any of these results occur, it may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.

Litigation Risk
From time to time, the Fund, FTFA or the
sub-advisers
may be subject to pending or threatened litigation or regulatory action. Some of these claims may result in significant defense costs and potentially significant judgments against the Fund, FTFA and/or the sub-advisers.
We cannot be certain of the ultimate outcome of any potential litigation or regulatory action or any claims that may arise in the future and the reputation of the Fund, FTFA and/or the sub-advisers
could be damaged as a result. Certain litigation or regulatory scrutiny could materially adversely affect our business in a number of ways, including a reluctance of counterparties to do business with the Fund, FTFA or the sub-advisers.
The resolution of certain claims may result in the Fund, FTFA or the sub-advisers
having to pay significant fines, judgments, or settlements, which, if partially or completely uninsured, could adversely impact our earnings and cash flows or FTFA and/or the sub-advisers’
ability to perform their duties.
Insurance Risk
Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain, or be able to require tenants to obtain certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.
ESG Risk
ESG considerations are one of a number of factors that Clarion Partners examines when considering investments for the Fund’s portfolio. In light of this, the investments in which the Fund invests may not be considered
ESG-focused
investments and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain investments and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments. Clarion Partners does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. Clarion Partners’ assessment of an investment’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, investments selected by Clarion Partners may not reflect the beliefs and values of any particular investor. Clarion Partners also may be dependent on the availability of timely, complete, and accurate ESG data reported by an investment’s owner or manager issuers and/or third-party research providers or consultants, the timeliness, completeness and accuracy of which is out of its Clarion Partners’ control. ESG factors are often not uniformly measured or defined, which could impact Clarion Partners’ ability to assess an investment. While Clarion Partners views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Environmental Risk
The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various federal, state and local environmental laws, ordinances and regulations, a current or previous owner of real property, such as the Fund and tenants, may be considered an owner, operator, or responsible party of such properties and therefore may be liable in certain circumstances for the costs of investigation, removal or remediation of, or related releases of, certain hazardous or toxic substances, including materials containing asbestos, at, under or disposed of in connection with such property, as well as certain other potential costs relating to hazardous or toxic substances, including government fines, liabilities, and damages for injuries to persons and adjacent property.
In addition, some environmental laws create a lien on the contaminated site in favor of the government for damages and the costs it incurs in connection with the contamination. These laws often impose liability without regard to whether the owner knew of, or was responsible for, the presence or disposal of such substances and liability may be imposed on the owner in connection with the activities of a tenant at the property. The presence of contamination or the failure to remediate contamination may adversely affect the Fund’s or its tenants’ ability to sell or lease real estate, or to borrow using the real estate as collateral, which, in turn, could reduce the Fund’s revenues. The Fund, or its tenants, as owner of a site, including if the Fund takes ownership through foreclosure, may be liable under common law or otherwise to third parties for damages and injuries resulting from environmental contamination emanating from the site. The cost of any required investigation, remediation, removal, fines or personal or property damages and the Fund’s or its tenants’ liability could significantly exceed the value of the property without any limits.

Furthermore, the Fund may invest in real estate, or mortgage loans secured by real estate, with environmental problems that materially impair the value of the real estate. Even as a lender, if the Fund takes title to collateral with environmental problems or if other circumstances arise, the Fund could be subject to environmental liability.
The Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up
actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund.
If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.
Further, even in cases where the Fund is indemnified by a third party with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the third party to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.
Joint Venture Risk
The Fund, through its Operating Partnership, may in the future enter into joint ventures with third parties to make investments. The Fund, though its Operating Partnership, may also make investments in partnerships or other co-ownership
arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•	the joint venture partner in an investment could become insolvent or bankrupt;

•	fraud or other misconduct by the joint venture partner;

•
the Fund may share decision-making authority with its joint venture partner regarding certain major decisions affecting the ownership of the joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, which may prevent the Fund from taking actions that are opposed by its joint venture partner;

•	under certain joint venture arrangements, neither party may have the power to control the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the joint venture, which could adversely impact the operations and profitability of the joint venture and/or the amount and timing of distributions the Fund receives from such joint venture;

•
the joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;

•	the joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest and risk to the Fund’s ability to qualify as a REIT;

•
the Fund may rely upon its joint venture partner to manage the day-to-day
operations of the joint venture and underlying assets, as well as to prepare financial information for the joint venture and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•
the joint venture partner may experience a change of control, which could result in new management of the joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•
such joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives, including the Fund’s policy with respect to maintaining its qualification as a REIT;

•	the terms of the joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity;

•
the Fund or its joint venture partner may have the right to trigger a buy-sell
arrangement, which could cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction;

•	the joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the Fund’s initiatives; and

•
to the extent it is permissible under the 1940 Act for the Fund to partner with other vehicles advised by FTFA or the sub-advisers,
FTFA and/or the
sub-advisers
may have conflicts of interest that may not be resolved in the Fund’s favor.

In addition, disputes between the Fund and its joint venture partner may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above might subject the Fund to liabilities and thus reduce its returns on the investment with the joint venture partner
.
Recourse Financings Risk
In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund. Generally, commercial real estate financings are structured as non-recourse
to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called
“recourse carveout” guarantees to protect the lender against certain bad-faith
or other intentional acts of the borrower in violation of the loan documents. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements with respect to our investments generally require “bad boy” guarantees from us and/or certain of our subsidiaries and in the event that such a guarantee is called, our assets could be adversely affected. Moreover, our “bad boy” guarantees could apply to actions of the joint venture partners associated with our investments. While Clarion Partners expects to negotiate indemnities from such joint venture partners to protect against such risks, there remains the possibility that the acts of such joint venture partner could result in liability to us under such guarantees.
Private CRE Options Risk
The Fund may obtain options that grant it a period of exclusivity during which it may acquire certain Private CRE. The amount paid for an option, if any, is normally surrendered if the property is not purchased and may or may not be credited against the purchase price if the property is purchased. Option payments will reduce the amount of cash available for further investments or distributions to the Fund’s stockholders.
Valuation Risk
The price the Fund pays for its Private CRE investments will be based on Clarion Partners’ projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If Clarion Partners’ projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
For the purposes of calculating the Fund’s NAV, Private CRE investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of properties will be derived from independent property appraisals.
Within the parameters of the Fund’s valuation guidelines, the valuation methodologies used to value the Fund’s Private CRE investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations and appraisals of the Fund’s Private CRE investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of FTFA, Clarion Partners and the Fund’s independent valuation advisors. Valuations and appraisals of the Fund’s Private CRE investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for Clarion Partners to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require an assessment of fair value with incomplete information. The participation of FTFA and Clarion Partners in our valuation process could result in a conflict of interest, since the management fee is based on our average daily net assets. A material change in a Private CRE investment or a new appraisal of a Private CRE investment may have a material impact on our overall NAV, resulting in a sudden increase or decrease to our NAV per share. Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of our Private CRE investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, or an unanticipated structural or environmental event at a property, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. Clarion Partners will rely on the independent valuation advisors’ appraisals in determining the fair value of the Private CRE investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Common Stock, the price the Fund paid to repurchase Common Stock or
NAV-based
fees the Fund paid to FTFA and the Distributor to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Common Stock in this offering, and the price at which your shares may be repurchased in the share repurchase program by the Fund, are based on NAV per share of Common Stock, you may pay more than realizable value or receive less than realizable value for your investment.

Risks Relating to our Operating Partnership
Potential Conflicts of Interest Risk
Our directors and officers have duties to the Fund under applicable Maryland law and our charter in connection with their direction of the management of the Fund. At the same time, our directors and officers have duties to our Operating Partnership and to the limited partners under Delaware law in connection with the management of our Operating Partnership. If there is a conflict between the interests of us or our stockholders, on the one hand, and the interests of the limited partners of our Operating Partnership other than us or our subsidiaries, on the other, the partnership agreement of our Operating Partnership will provide that any action or failure to act by our directors and officers in such capacity for the Operating Partnership that gives priority to the separate interests of us or our stockholders that does not result in a violation of the contractual rights of the limited partners of our Operating Partnership under the partnership agreement will not violate the duties that the directors and officers owe to our Operating Partnership and its partners.
Dilution Risk
Once it is no longer a wholly-owned subsidiary of the Fund, our Operating Partnership intends to provide liquidity to its limited partners through repurchase offers that are aligned with the timing of the Fund’s repurchase offers. In order to ensure that the Fund’s shareholders are not diluted with respect to the amount of such Operating Partnership repurchase offers that are allocated to the Fund upon the occurrence of a pro ration event, the Fund expects to repurchase the full amount of its OP Units in a repurchase offer by the Operating Partnership and to withdraw any excess OP Units that are repurchased prior to the acceptance by the Operating Partnership of the repurchased OP Units in the event that the Operating Partnership’s repurchase offer is not oversubscribed. Prior to the time it admits additional investors, the Operating Partnership will be registered under the 1940 Act, and will therefore be subject to the protections of the 1940 Act, and will be managed consistent with the Fund’s compliance policies and procedures and the 1940 Act.
Risks Related to Specific Private CRE Property Types
The Fund intends to invest in a variety of Private CRE property types, which may expose the Fund to risks. For example, fluctuations in manufacturing activity in the United States may adversely affect the tenants of the Fund’s industrial properties and therefore the demand for and profitability of its industrial properties. A residential property may be affected by declining rents or may incur vacancies either by the expiration and non-renewal
of tenant leases or the continued default of tenants under their leases, resulting in reduced revenues and less cash available to distribute to stockholders. A healthcare property may be affected by obsolescence of the products or services provided by the operators, or financial difficulties at the operators. Retail properties may be affected by competition and consumer trends, including the use of
e-commerce.
In addition, tenants of certain of the Fund’s investments in retail properties may have leases that contain certain co-tenancy
provisions, which, if not satisfied, could permit other tenants of these properties to, among other things, pay reduced rents and/or terminate the lease. The Fund’s investments in office properties are subject to risks that the tenants of those office properties face, including the overall health of the economy, the possibility of a downturn in the businesses operated by the tenants, lack of demand or obsolescence of the products or services provided by the tenants, and the non-competitiveness
of the office tenants relative to their competitors. In addition, the Fund and its tenants will face competition for each of the foregoing Private CRE property types, which could adversely affect the Fund’s revenues and funds available for distribution. Specialty properties are subject to risks specific to their specialty use. For example, student housing properties are subject to seasonality and increased leasing risk and may be adversely affected by a change in university admission policies. As another example, single family rental properties are subject to local conditions, including state and local regulations, which may affect the ability to increase rent to the level of market rents for an equivalent property or an excess inventory of unsold homes in the local market that are being rented.
In addition, the Fund may also invest in other
mixed-use
projects or other extended sectors of Private CRE asset classes including but not limited to data centers, self-storage, hospitality, wireless towers, and other property types. The Fund is not restricted or limited in its ability to invest in property types and may also concentrate its investments in a limited number of property types. Any such extended sector Private CRE investments that the Fund makes would be subject to general risks of investing in real estate and risks specific to that property type.

CMBS Risk
CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a residential or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by certain property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate asset rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; terrorist threats and attacks; and social unrest, civil disturbances, epidemics and other public crises. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-
to four- family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-
to four- family mortgage loans.
The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificate holder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may not have the right to appoint the directing certificate holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate holder, take actions with respect to the specially serviced mortgage loans that could adversely affect the Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
The relevant
sub-adviser
will value the Fund’s potential CMBS investments based on loss-adjusted yields, taking into account estimated future losses on the mortgage loans included in the securitization’s pool of loans, and the estimated impact of these losses on expected future cash flows. The sub-adviser’s
loss estimates may not prove accurate, as actual results may vary from estimates. In the event that the sub-advisers
overestimate the pool level losses relative to the price the Fund pays for a particular CMBS investment, the Fund may experience losses with respect to such investment. Credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. For example, the
COVID-19
pandemic has caused significant market pricing and liquidity dislocation, causing a broad-based market decline across securities including CMBS. Such market conditions could re-occur
and would impact the valuations of our investments and impair our ability to sell such investments if we were required to liquidate all or a portion of our CMBS investments quickly.
Non-Agency
RMBS Risk
Non-agency
RMBS are securities issued by
non-governmental
issuers, the payments on which depend (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily on the cash flow from residential mortgage loans made to borrowers that are secured (on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances) by residential real estate
(one-
to four- family properties) the proceeds of which are used to purchase real estate and purchase or construct dwellings thereon (or to refinance indebtedness previously so used).
Non-agency
RMBS have no direct or indirect government guarantees of payment and are subject to various risks as described herein.
Credit-Related Risk Associated with Borrowers on
Non-Agency
RMBS
. Credit-related risk on
non-agency
RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the non-agency
RMBS are issued. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.

Impact of Real Estate and Mortgage Loan Markets on
Non-Agency
RMBS
. In addition to the foregoing considerations, the market for defaulted residential mortgage loans and foreclosed real estate properties may be very limited. In particular, the economic conditions that lead to a higher rate of delinquencies and defaults on a portfolio of real estate mortgage loans may also lead to a reduction in the value of the related real estate properties, which in turn will result in greater losses upon a foreclosure of the real estate properties. At any one time, a portfolio of non-agency
RMBS may be backed by residential mortgage loans that are highly concentrated in only a few states or regions. As a result, the performance of such residential mortgage loans may be more susceptible to a downturn in the economy, including in particular industries that are highly represented in such states or regions, natural calamities and other adverse conditions affecting such areas. In addition, the residential mortgage loans underlying non-agency
RMBS may include
so-called
“jumbo” residential mortgage loans, having original principal balances that are significantly higher than is generally the case for residential mortgage loans. If the portfolio of residential mortgage loans underlying a non-agency
RMBS includes a high concentration of “jumbo” residential mortgage loans, the performance of the non-agency
RMBS will be more susceptible to the performance of individual borrowers and adverse economic conditions in general than would otherwise be the case.
Another factor that may contribute to, and may in the future result in, higher delinquency and default rates is the increase in monthly payments on adjustable-rate mortgage loans. Any increase in prevailing market interest rates may result in increased payments for borrowers who have adjustable-rate mortgage loans.
Some or all of the underlying residential mortgage loans in an issue of non-agency
RMBS may have balloon payments due on their respective maturity dates. If borrowers are unable to make such balloon payments, the related issue of non-agency
RMBS may experience losses.
Prepayment Risk Associated with
Non-Agency
RMBS
.
Non-agency
RMBS are susceptible to prepayment risks. Except in the case of certain types of non-agency
RMBS, the mortgage loans underlying
non-agency
RMBS generally do not contain prepayment penalties and a reduction in market interest rates will increase the likelihood of prepayments on the related non-agency
RMBS, resulting in a reduction in yield to maturity for most holders of such securities. In the case of certain home equity loan securities and certain types of non-agency
RMBS, even though the underlying mortgage loans often contain prepayment premiums, such prepayment premiums may not be sufficient to discourage borrowers from prepaying their mortgage loans in the event of a reduction in market interest rates, resulting in a reduction in the yield to maturity for holders of the related non-agency
RMBS. In addition to reductions in the level of market interest rates and the prepayment provisions of the mortgage loans, repayments on the residential mortgage loans underlying an issue of non-agency
RMBS may also be affected by a variety of economic, geographic and other factors, including the size difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. In general, if prevailing interest rates fall significantly below the interest rates on the related residential mortgage loans, the rate of prepayment on the underlying residential mortgage loans would be expected to increase. Conversely, if prevailing interest rates rise to a level significantly above the interest rates on the related mortgage loans, the rate of prepayment would be expected to decrease. Prepayments could reduce the yield received on the related issue of non-agency
RMBS.
Legal Risks Associated with
Non-Agency
RMBS
. Legal risks can arise as a result of the procedures followed in connection with the origination of the mortgage loans or the servicing thereof which may be subject to various federal and state laws (including, without limitation, predatory lending laws), public policies and principles of equity regulating interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and debt collection practices and may limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it or subject the servicer to damages and sanctions.
ABS Risk
Investments in ABS are subject to risks. The ability of an issuer of ABS to enforce its security interest in the underlying assets may be limited, and therefore certain ABS present a heightened level of risk. The risks of investing in asset-backed securities ultimately depend upon the payment of the underlying loans by the individual borrowers. In its capacity as purchaser of ABS, the Fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. The risk of non-payment
is greater for asset-backed securities that are backed by pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting loan repayments may include a general economic turndown and high unemployment.

Mortgage Loan Risk
The Fund may originate and selectively acquire senior mortgage loans which are generally loans secured by a first mortgage lien on a commercial property and are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential property. In addition, certain of the mortgage loans in which the Fund invests may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest, civil disturbances, epidemics and other public crises.
The Fund may invest in commercial mortgage loans, including senior and mezzanine loans and
B-notes,
which are secured by residential, commercial or properties with other characteristics (such as properties that are not well leased and generally require significant capital improvements, restructuring and/or repositioning/development) and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower’s equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Furthermore, the Fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.
Commercial mortgage loans are usually
non-recourse
in nature. Therefore, if a commercial borrower defaults on the commercial mortgage loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the Fund directly or indirectly invests increase, the performance of the Fund’s investments related thereto may be adversely affected. Default rates and losses on commercial mortgage loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the mortgage properties are located, the borrower’s equity in the mortgage property and the financial circumstances of the borrower. A continued decline in specific commercial real estate markets and property valuations may result in higher delinquencies and defaults and potentially foreclosures. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan.
In the event of any default under a mortgage or real estate loan held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the Fund’s profitability. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession
to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral. Foreclosure of a mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on our anticipated return on the foreclosed mortgage loan.
Residential mortgage-backed securities evidence interests in or are secured by pools of residential mortgage loans and commercial mortgage-backed securities evidence interests in or are secured by a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities in which the Fund invests are subject to all of the risks of the underlying mortgage loans.
Mezzanine Loan Risk
The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property. These types of investments involve a higher degree of risk than first-lien mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the Fund’s mezzanine loan. If a borrower defaults on the Fund’s mezzanine loan or debt senior to the Fund’s loan, or in the event of a borrower bankruptcy, the Fund’s mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of its investment. In addition, mezzanine loans may have higher loan-to-value
ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.
Risks Related to Investments in Publicly Traded REITs
The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants.
Below Investment Grade (High Yield or Junk) Securities Risk
A material portion of the Fund’s Publicly Traded Real Estate Securities (including both direct and indirect investments) may consist of below investment grade securities. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Common Stock, both in the short-term and the long-term.
Capital Markets Risk
The Fund expects to fund a portion of its Private CRE investments with property-level financing. The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. For example,
COVID-19
has had, and may continue to have, a material adverse effect on credit markets. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.
Interest Rate Risk
The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect certain of the Fund’s Publicly Traded Real Estate Securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond the Fund’s control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations.
Interest rate changes may also impact the Fund’s NAV as certain Publicly Traded Real Estate Securities and hedge derivatives, if any, are marked to market. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Recently, the U.S. Federal Reserve has been raising interest rates from historically low levels. It may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease.
Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the Publicly Traded Real Estate Securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa
. This would have similar effects on the Fund’s Publicly Traded Real Estate Securities portfolio and the Fund’s financial position and operations as a change in interest rates generally.

Benchmark Reference Rates Risk
Many debt securities, derivatives, and other financial instruments, utilize benchmark or reference rates for variable interest rate calculations, including the Bloomberg Short-Term Bank Yield Index (BSBY), Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates.
For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Derivatives Risk
The Fund may utilize a variety of derivative instruments for investment or risk management purposes, such as options, futures contracts, swap agreements and credit default swaps. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to stockholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
The Fund operates under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
Leverage Risk
The Fund may use leverage in connection with its investments. This leverage may take the form of entity or property level debt. Property level debt will be incurred by special purpose vehicles held by the Fund or its Operating Partnership or by joint ventures entered into by one of the Fund’s or the Operating Partnership’s special purpose vehicles and secured by real estate owned by such special purpose vehicles or joint venture. Such special purpose vehicles and joint ventures would own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If a special purpose vehicle or joint venture were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund, the Operating Partnership or its subsidiaries. When such property level debt is not recourse to the Fund, the Fund will not treat such non-recourse
borrowings as senior securities (as defined in the 1940 Act) for purposes of complying with the 1940 Act’s limitations on leverage unless the special purpose vehicle or joint venture holding such debt is a wholly owned subsidiary of the Fund or the financial statements of the special purpose vehicle or joint venture holding such debt will be consolidated in the Fund’s financial statements in accordance with Regulation
S-X
and other accounting rules. There are no limits under the 1940 Act on the amount of leverage a special purpose vehicle or joint venture may incur. Defaults on the property level debt may result in the Fund losing its investment in the applicable property. Defaults on entity level debt may result in limits or restrictions on the Fund’s operations, including the Fund’s ability to pay distributions.

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Common Stock.
Leverage may result in greater volatility of the NAV of, and distributions on, the Common Stock because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Stock, if any, are borne entirely by holders of Common Stock. Common Stock income may fall if the interest rate on Borrowings or the dividend rate on Preferred Stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Stock varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Stock to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Common Stock will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Common Stock than if the Fund were not so leveraged.
Any decline in the NAV of the Fund will be borne entirely by holders of Common Stock. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Common Stock than if the Fund were not leveraged.
Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.
In addition, the Fund may enter into reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, subject to the requirements of Rule
18f-4
under the 1940 Act. Under Rule
18f-4(d),
the Fund may enter into reverse repurchase agreements or similar financing transactions in reliance on the rule if the Fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating its asset coverage ratio; or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under the rule. In October 2020, the SEC adopted new Rule
18f-4
under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4,
effective August 19, 2022, requires funds that invest in derivative instruments and certain financing transactions beyond a specified limited amount to apply a value-at-risk
based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Under Rule
18f-4,
funds are no longer required to comply with the asset segregation framework arising from prior SEC guidance for covering such financing transactions. In addition, if the Fund enters into any reverse repurchase agreements or similar financing transactions obligating the Fund to make future payments, the Fund must elect either to rely on the rule’s framework or to comply with the asset coverage requirements of Section 18 of the 1940 Act. Compliance with the new rule by the Fund could, among other things, make use of such investment management techniques more costly, limit their availability or utility, or otherwise adversely affect their performance. The new rule may limit the Fund’s ability to use derivatives as part of its investment strategy.
There can be no assurance that the Fund’s leveraging strategy will be successful.
Potential Conflicts of Interest Risk
Clarion Partners and Western Asset serve as advisers or
sub-advisers
to other vehicles that have an investment objective and investment strategies that are similar to the Fund. Further, the sub-advisers
may at some time in the future manage and/or advise other investment funds or accounts with the same investment objective and strategies as the Fund. As a result, the sub-advisers
and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts.
Clarion Partners and its affiliates will be subject to various conflicts of interest in carrying out their responsibilities to the Fund. Affiliates of Clarion Partners and others for whom it provides management and advisory services may also be in competition with the Fund.

Clarion Partners and its affiliates provide real estate investment advice and perform related services for other clients and funds similar to the advice to be provided and services to be performed by Clarion Partners for the Fund. Such clients and funds may have investment objectives and policies comparable to those of the Fund and may be in competition with the Fund. Other such funds may be formed in the future with objectives which are the same as or similar to the Fund’s objectives. Employees of Clarion Partners devote and allocate their business time among clients and Clarion Partners’ general management. In addition, Clarion Partners in some situations gives advice to one client that differs from advice given to another client. Employees of Clarion Partners and its affiliates also invest in real estate for their own accounts.
Clarion Partners, in accordance with applicable law, earns performance-based fees and carried interest distributions in some of its funds and accounts. Where applicable, portfolio managers and other employees of Clarion Partners receive incentive compensation linked to the amount of performance-based fees paid to Clarion Partners. Clarion Partners also has clients who do not pay performance-based compensation. Clarion Partners has an incentive to favor the accounts that do pay performance-based compensation, including an incentive to favor them when allocating investment opportunities, because compensation that Clarion Partners receives from these clients is directly tied to the performance of their accounts.
Under the Allocation Policy, portfolio managers of Clarion Partners will have discretion in determining, based on several factors, whether an investment opportunity is more suitable for another client than it is for the Fund, which may result in conflicts of interest. If such portfolio managers determine that the potential investment opportunity is more suitable for another account than it is for the Fund, the Fund would not be allocated the investment opportunity. If Clarion Partners identifies a potential investment opportunity that would be equally suitable for the Fund and one or more other Clarion Partners’ clients, the investment opportunity may, in some cases, be allocated away from the Fund entirely on a rotational basis pursuant to Clarion Partners’ Allocation Policy.
Moreover, properties held by other funds and clients managed by or affiliated with Clarion Partners may compete with portfolio properties for tenants, lessors or other resources. In leasing the portfolio properties that compete with the properties held by such other funds and clients, the Clarion Partners could face certain conflicts of interest between them.
In addition, although Franklin Resources does not currently engage in any substantial real estate investment activities competitive with that of the Fund, nor sponsor any investment program targeting direct investments in real estate assets of the type targeted by the Fund, Franklin Resources and its successors and affiliates may engage in such activities in the future. Franklin Resources and its successors and affiliates have no obligation to offer investment opportunities to the Fund for consideration, regardless of whether the investment opportunities are presented to Franklin Resources for its own account or the account of others, and regardless of whether the investment opportunities might be suitable for the Fund and opportunities to acquire real properties not meeting the investment guidelines may be pursued by Clarion Partners or its affiliates outside of the Fund.
The portfolio managers may also engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the sub-advisers
which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. To the extent permitted by the 1940 Act, the Fund may also co-invest
with clients of Clarion Partners in particular properties, and the relationship with such clients could influence the decisions made by Clarion Partners with respect to such investments. Finally, FTFA or its affiliates may provide more services to some types of funds and accounts than others.
There is no guarantee that the policies and procedures adopted by the sub-advisers
and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the sub-advisers
may manage or advise from time to time. For further information on potential conflicts of interest, see “Portfolio Managers—Potential Conflicts of Interest” in the SAI.
Our directors and officers have duties to the Fund under applicable Maryland law and our charter in connection with their direction of the management of the Fund. At the same time, our directors and officers have duties to our Operating Partnership and to the limited partners under Delaware law in connection with the management of our Operating Partnership. If there is a conflict between the interests of us or our stockholders, on the one hand, and the interests of the limited partners of our Operating Partnership other than us or our subsidiaries, on the other, the partnership agreement of our Operating Partnership will provide that any action or failure to act by our directors and officers in such capacity for the Operating Partnership that gives priority to the separate interests of us or our stockholders that does not result in a violation of the contractual rights of the limited partners of our Operating Partnership under the partnership agreement will not violate the duties that the directors and officers owe to our Operating Partnership and its partners.

Cyber-Security Risk and Identity Theft Risk
Cyber-security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. FTFA and the sub-adviser’s
information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although FTFA and each sub-adviser
have implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. FTFA, the sub-advisers
and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in FTFA, the sub-advisers’
and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to stockholders and the intellectual property and trade secrets of FTFA and the sub-advisers.
Anti-Takeover Provisions Risk
The Fund’s charter and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire the Fund. These provisions may inhibit a change of control in circumstances that could give the stockholders the opportunity to realize a premium over the value of the Common Stock.
Risks Related to the Fund’s REIT Status
If we do not maintain our qualification as a REIT, we will be subject to tax as a regular corporation and could face a substantial tax liability.
The Fund expects to continue to operate so as to qualify as a REIT under the Code. However, qualification as a REIT involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize our REIT status. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for us to qualify as a REIT. If we fail to qualify as a REIT in any tax year, then:

•
we would be taxed as a regular domestic corporation, which under current laws, among other things, means being unable to deduct distributions to stockholders in computing taxable income and being subject to U.S. federal income tax on our taxable income at regular corporate income tax rates;

•	any resulting tax liability could be substantial and could have a material adverse effect on our book value;

•
unless we were entitled to relief under applicable statutory provisions, we would be required to pay taxes, and therefore, our cash available for distribution to stockholders would be reduced for each of the years during which we did not qualify as a REIT and for which we had taxable income; and

•	we generally would not be eligible to requalify as a REIT for the subsequent four full taxable years.
To maintain our REIT status, we may have to borrow funds on a short-term basis during unfavorable market conditions.
To qualify as a REIT, we generally must distribute annually to our stockholders a minimum of 90% of our net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains.
We will be subject to regular corporate income taxes on any undistributed REIT taxable income each year. Additionally, we will be subject to a 4% nondeductible excise tax on any amount by which distributions paid by us in any calendar year are less than the sum of 85% of our ordinary income, 95% of our capital gain net income and 100% of our undistributed income from previous years. Payments we make to our stockholders under our share repurchase plan will not be taken into account for purposes of these distribution requirements. If we do not have sufficient cash to make distributions necessary to preserve our REIT status for any year or to avoid taxation, we may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These options could increase our costs or reduce our equity.
Compliance with REIT requirements may cause us to forego otherwise attractive opportunities, which may hinder or delay our ability to meet our investment objectives and reduce your overall return.
To qualify as a REIT, we are required at all times to satisfy tests relating to, among other things, the sources of our income, the nature and diversification of our assets, the ownership of our stock and the amounts we distribute to our stockholders. Compliance with the REIT requirements may impair our ability to operate solely on the basis of maximizing profits. For example, we may be required to make distributions to stockholders at disadvantageous times or when we do not have funds readily available for distribution.
Compliance with REIT requirements may force us to liquidate or restructure otherwise attractive investments.
To qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of our assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of our investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities (other than securities that qualify for the straight debt safe harbor) of any one issuer or more than 10% of the value of the outstanding securities of more than any one issuer unless we and such issuer jointly elect for such issuer to be treated as a “taxable REIT subsidiary” under the Code. Debt will generally meet the “straight debt” safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on the profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of our assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, and no more than 20% of the value of our assets (25% for any taxable year beginning after December 31, 2025) may be represented by securities of one or more taxable REIT subsidiaries. If we fail to comply with these requirements at the end of any calendar quarter, we must dispose of a portion of our assets within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions in order to avoid losing our REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain our qualification as a REIT, we may be forced to liquidate assets from our portfolio or not make otherwise attractive investments. These actions could have the effect of reducing our income and amounts available for distribution to our stockholders.
Our charter does not permit any person or group to own more than 9.9% in value or number of shares, whichever is more restrictive, of the aggregate of our outstanding Common Stock or 9.9% in value of the aggregate of our outstanding capital stock of all classes or series, and attempts to acquire our Common Stock or our capital stock of all other classes or series in excess of these 9.9% limits would not be effective without an exemption (prospectively or retroactively) from these limits by our board of directors.
For us to qualify as a REIT under the Code, not more than 50% of the value of our outstanding stock may be owned, directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year. For the purpose of assisting our qualification as a REIT for U.S. federal income tax purposes, among other purposes, our charter prohibits beneficial or constructive ownership by any person or group of more than 9.9%, in value or number of shares, whichever is more restrictive, of the shares of the aggregate of our outstanding Common Stock, or 9.9% in value of the aggregate of our outstanding capital stock of all classes or series, which we refer to as the “Ownership Limit.” The constructive ownership rules under the Code and our charter are complex and may cause shares of the outstanding Common Stock owned by a group of related persons to be deemed to be constructively owned by one person. As a result, the acquisition of less than 9.9% of our outstanding Common Stock or our capital stock by a person could cause another person to constructively own in excess of 9.9% of our outstanding Common Stock or our capital stock, respectively, and thus violate the Ownership Limit. There can be no assurance that our board of directors, as permitted in the charter, will not decrease this Ownership Limit in the future. Any attempt to own or transfer shares of our Common Stock or capital stock in violation of the Ownership Limit without the consent of our board of directors will result either in the transfer being void or enjoined or in the shares being redeemed by us upon the terms and conditions specified by the Board in its sole and absolute discretion.
The Ownership Limit may have the effect of precluding a change in control of us by a third party, even if such change in control would be in the best interests of our stockholders or would result in receipt of a premium to the price of our Common Stock (and even if such change in control would not reasonably jeopardize our REIT status). Our charter exempts Franklin Templeton and its affiliates from the Ownership Limit. The exemptions to the Ownership Limit granted to date may limit our board of directors’ power to increase the Ownership Limit or grant further exemptions in the future.
Our board of directors is authorized to revoke our REIT election without stockholder approval, which may cause adverse consequences to our stockholders.
Our charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that it is no longer in our best interests to qualify as a REIT. Our board of directors owes statutory duties to us and could only cause such changes in our tax treatment if it determines in good faith that such changes are in our best interests. In this event, we would become subject to U.S. federal income tax on our taxable income and we would no longer be required to distribute most of our net income to our stockholders, which may cause a reduction in the total return to our stockholders.

Tax Risks of Investing in the Fund
Non-U.S.
holders may be subject to U.S. federal income tax upon their disposition of shares of our Common Stock or upon their receipt of certain distributions from us.
In addition to any potential withholding tax on ordinary dividends, a
non-U.S.
holder (as such term is defined below under “Material U.S. Federal Income Tax Considerations—Taxation of U.S. Holders of Our Common Stock”), other than a “qualified shareholder” or a “withholding qualified holder,” that disposes of a “U.S. real property interest” (“USRPI”) (which includes shares of stock of a U.S. corporation whose assets consist principally of USRPIs), is generally subject to U.S. federal income tax under the Foreign Investment in Real Property Tax Act of 1980, as amended (“FIRPTA”), on the amount received from such disposition. Such tax does not apply, however, to the disposition of stock in a REIT that is “domestically controlled.” Generally, a REIT is domestically controlled if less than 50% of its stock, by value, has been owned directly or indirectly by
non-U.S.
persons during a continuous five-year period ending on the date of disposition or, if shorter, during the entire period of the REIT’s existence. Treasury regulations provide that the ownership by
non-U.S.
persons would be determined by looking through pass through entities and certain U.S. corporations, among others. We cannot assure you that we qualify or would qualify as a domestically controlled REIT at any time. If we were to fail to so qualify, amounts received by a
non-U.S.
holder on certain dispositions of shares of our Common Stock (including a redemption) would be subject to tax under FIRPTA, unless (i) our shares of Common Stock were regularly traded on an established securities market and (ii) the
non-U.S.
holder did not, at any time during a specified testing period, hold more than 10% of our Common Stock. See “Material U.S. Federal Income Tax Considerations—Taxation of
Non-U.S.
Holders of Our Common Stock—Sales of Our Common Stock.”
A
non-U.S.
holder other than a “qualified shareholder” or a “withholding qualified holder,” that receives a distribution from a REIT that is attributable to gains from the disposition of a USRPI as described above, including in connection with a repurchase of our Common Stock, is generally subject to U.S. federal income tax under FIRPTA to the extent such distribution is attributable to gains from such disposition, regardless of whether the difference between the fair market value and the tax basis of the USRPI giving rise to such gains is attributable to periods prior to or during such
non-U.S.
holder’s ownership of our Common Stock. In addition, a repurchase of our Common Stock, to the extent not treated as a sale or exchange, may be subject to withholding as an ordinary dividend. See “Material U.S. Federal Income Tax Considerations—Taxation of
Non-U.S.
Holders of Our Common Stock—Distributions”, and “—Repurchases of our Common Stock.”
We seek to act in the best interests of the Fund as a whole and not in consideration of the particular tax consequences to any specific holder of our stock. Potential
non-U.S.
holders should inform themselves as to the U.S. tax consequences, and the tax consequences within the countries of their citizenship, residence, domicile, and place of business, with respect to the purchase, ownership and disposition of shares of our Common Stock.
Investments outside the United States may subject us to additional taxes and could present additional complications to our ability to satisfy the REIT qualification requirements.
Non-U.S.
investments may subject us to various
non-U.S.
tax liabilities, including withholding taxes. In addition, operating in functional currencies other than the U.S. dollar and in environments in which real estate transactions are typically structured differently than they are in the United States or are subject to different legal rules may present complications to our ability to structure
non-U.S.
investments in a manner that enables us to satisfy the REIT qualification requirements.
We may incur tax liabilities that would reduce our cash available for distribution to you.
Even if we qualify and maintain our status as a REIT, we may become subject to U.S. federal income taxes and related state and local taxes. For example, net income from the sale of properties that are “dealer” properties sold by a REIT (a “prohibited transaction” under the Code) will be subject to a 100% tax. We may not make sufficient distributions to avoid excise taxes applicable to REITs. Similarly, if we were to fail an income test (and did not lose our REIT status because such failure was due to reasonable cause and not willful neglect) we would be subject to tax on the income that does not meet the income test requirements. We also may decide to retain net capital gain we earn from the sale or other disposition of our investments and pay income tax directly on such income. In that event, our stockholders would be treated as if they earned that income and paid the tax on it directly. However, stockholders that are tax-exempt,
such as charities or qualified pension plans, would have no benefit from their deemed payment of such tax liability unless they file U.S. federal income tax returns and thereon seek a refund of such tax. We also may be subject to state and local taxes on our income or property, including franchise, payroll, mortgage recording and transfer taxes, either directly or at the level of the other companies through which we indirectly own our assets, such as our taxable REIT subsidiaries, which are subject to full U.S. federal, state, local and foreign corporate-level income taxes. Any taxes we pay directly or indirectly will reduce our cash available for distribution to you.
You may have current tax liability on distributions you elect to reinvest in our Common Stock.
If you participate in our distribution reinvestment plan, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in shares of our Common Stock to the extent the amount reinvested was not a tax-free
return of capital. Therefore, unless you are a
tax-exempt
entity, you may be forced to use funds from other sources to pay your tax liability on the reinvested dividends.

Generally, ordinary dividends payable by REITs do not qualify for reduced U.S. federal income tax rates.
Currently, the maximum tax rate applicable to qualified dividend income payable to certain non-corporate
U.S. stockholders is 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rate. Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividends could cause certain non-corporate
investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT
corporations that pay dividends, which could adversely affect the value of the shares of REITs, including our Common Stock. However, individual taxpayers may be entitled to claim a deduction in determining their taxable income of 20% of ordinary REIT dividends (dividends other than capital gain dividends and dividends attributable to certain qualified dividend income received by us), which reduces the effective tax rate on such dividends. See “Material U.S. Federal Income Tax Considerations—Taxation of U.S. Holders of Our Common Stock— Distributions Generally.” You are urged to consult with your tax advisor regarding the effect of this change on your effective tax rate with respect to REIT dividends.
We may be subject to adverse legislative or regulatory tax changes that could increase our tax liability, reduce our operating flexibility and reduce the price of our Common Stock.
In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of U.S. federal income tax laws applicable to investments similar to an investment in shares of our Common Stock.
Additional changes to the tax laws are likely to continue to occur, and we cannot assure you that any such changes will not adversely affect the taxation of our stockholders. Any such changes could have an adverse effect on an investment in our shares or on the market value or the resale potential of our assets. You are urged to consult with your tax advisor with respect to the impact of recent legislation on your investment in our shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in our shares. Although REITs generally receive certain tax advantages compared to entities taxed as regular corporations, it is possible that future legislation would result in a REIT having fewer tax advantages, and it could become more advantageous for a company that invests in real estate to elect to be treated for U.S. federal income tax purposes as a corporation. As a result, our charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to qualify as a REIT. The impact of tax reform on an investment in our shares is uncertain. Prospective investors should consult their own tax advisors regarding changes in tax laws.
In addition, unilateral or internationally agreed or disputed changes in international tax policy, laws or regulations or in the policies or positions of relevant tax authorities, including U.S. tax authorities and the application of tariffs or other U.S. executive actions regarding the dispute, application, administration or interpretation of tax laws, regulations or treaties, could also increase the taxes or levies (including tariffs) payable by us or in respect of our assets and tenants, possibly with retroactive effect or could otherwise have a material impact on international financial or governmental agreements and arrangements or international economic conditions, each of which could negatively impact our business.
The failure of a mezzanine loan to qualify as a real estate asset could adversely affect our ability to qualify as a REIT.
We may acquire mezzanine loans, for which the United States Internal Revenue Service (the “IRS”) has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. We may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event we own a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, we could fail to qualify as a REIT.
If our Operating Partnership failed to qualify as a partnership or is not otherwise disregarded for U.S. federal income tax purposes, we would cease to qualify as a REIT.
If the IRS were to successfully challenge the status of our Operating Partnership as a partnership or disregarded entity for U.S. federal income tax purposes, it would be taxable as a corporation. In the event that this occurs, it would reduce the amount of distributions that our Operating Partnership could make to us. This would also result in our failing to qualify as a REIT and becoming subject to a corporate-level tax on our income, which would substantially reduce our cash available to pay distributions and the yield on your investment.
Recharacterization of transactions under the Operating Partnership’s private placements could result in a 100% tax on income from prohibited transactions, which would diminish our cash distributions to our stockholders.
The IRS could recharacterize transactions under the Operating Partnership’s private placements such that the Operating Partnership could be treated as the bona fide owner, for tax purposes, of properties acquired and resold by the entity established to facilitate the transaction. Such recharacterization could result in the income realized on these transactions by the Operating Partnership being treated as gain on the sale of property that is held as inventory or otherwise held primarily for the sale to customers in the ordinary course of business. In such event, such gain could constitute income from a prohibited transaction and might be subject to a 100% tax. If this occurs, our ability to pay cash distributions to our stockholders will be adversely affected.

Tax Legislation and Regulatory Risk
At any time, the tax laws or regulations governing REITs or the administrative interpretations of those laws or regulations may be amended. The One Big Beautiful Bill Act (“OBBBA”) was enacted in July 2025 and has significantly changed the U.S. tax landscape. The extent and nature of regulations implementing the OBBBA, and the impact of any such regulations on the Fund and its investors, is uncertain. Although REITs generally receive certain tax advantages compared to entities taxed as regular corporations, it is possible that future legislation or regulations would result in a REIT having fewer tax advantages, and it could become more advantageous for a company that invests in real estate to elect to be treated for U.S. federal income tax purposes as a corporation. The Fund’s charter authorizes the Board to revoke or otherwise terminate the Fund’s REIT election, without the approval of its stockholders, if it determines that it is no longer in the Fund’s best interests to qualify as a REIT. The Fund cannot predict when or if any new law, regulation or administrative interpretation, or any amendment to any existing law, regulation or administrative interpretation, will be adopted, promulgated or become effective and any such law, regulation or interpretation may take effect retroactively. The Fund and its stockholders could be adversely affected by any such change in, or any new, tax law, regulation or administrative interpretation.
European Union Regulation Risk
The AIFMD regulates the activities of certain private fund managers undertaking fund management activities or marketing interests in alternative investment funds to investors in the EEA (as defined below) or the United Kingdom. To the extent the Fund is actively marketed to investors domiciled or having their registered office in the EEA or the United Kingdom or has direct or indirect investors which are subject to Regulation (EU) 2017/2402 laying down a general framework for securitisation and creating a specific framework for simple, transparent and standardised securitisation (including as implemented and retained by the United Kingdom following its departure from the European Union and as amended from time to time, the “EU Securitisation Regulation”), including EEA fund vehicles associated with, and/or managed by, FTFA and/or any affiliate of Franklin Templeton, the EU Securitisation Regulation may prohibit the Fund from acquiring (or the Fund may choose not to acquire) securitization positions which do not comply with the European Union’s risk retention criteria, where the securities / instruments of such securitizations were issued on or after January 1, 2019. The European Union’s or United Kingdom’s risk retention criteria for securitizations may not be aligned with the criteria for securitizations under the laws of other jurisdictions, where such laws exist, including under U.S. law. This could result in the Fund being prohibited from acquiring positions in certain securitizations or similar structures, whether originated in the European Union or United Kingdom or otherwise, notwithstanding that such transactions would otherwise be permitted in accordance with the Fund’s investment strategy / restrictions.

Effects of Leverage [Text Block]
Effects of Leverage
The following table illustrates the effect of leverage on Common Stock total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks—Leverage Risk.”
The table further reflects the issuance of leverage representing 3.79% of the Fund’s average net assets for the fiscal year-to-date
ended June 30, 2025 and the Fund’s weighted average interest rate on its leverage of 6.13%

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Stock Total Return	(10.63)%	(5.36)%	(0.17)%	5.01%	10.20%

46
Common Stock Total Return is composed of two elements: the Common Stock dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.
The Fund is a
non-diversified,
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Effects of Leverage [Table Text Block]

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Stock Total Return	(10.63)%	(5.36)%	(0.17)%	5.01%	10.20%

Return at Minus Ten [Percent]	(10.63%)
Return at Minus Five [Percent]	(5.36%)
Return at Zero [Percent]	0.17%
Return at Plus Five [Percent]	5.01%
Return at Plus Ten [Percent]	10.20%
Effects of Leverage, Purpose [Text Block]	The following table illustrates the effect of leverage on Common Stock total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of
-10%,
-5%,
	0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks—Leverage Risk.”
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The following description of the terms of the stock of the Fund is only a summary. For a complete description, please refer to the Maryland General Corporation Law, and the Fund’s charter and bylaws. The Fund’s charter and bylaws are exhibits to the Registration Statement, of which this prospectus forms a part.
The Fund’s authorized stock consists of 700,000,000 shares of capital stock, par value $0.001 per share, 700,000,000 shares of stock authorized are designated as Common Stock, 400,000,000 of which are designated as Class I Shares, 100,000,000 of which are designated as Class D Shares, 100,000,000 of which are designated as Class S Shares and 100,000,000 of which are designated as Class T Shares. There is currently no market for the Fund’s shares, and the Fund does not expect that a market for its shares will develop in the foreseeable future, if ever. A majority of the entire Board may, without any action by the stockholders, amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue. Under Maryland law, the Fund’s stockholders generally will not be personally liable for the Fund’s debts or obligations.
Shares of Common Stock
General
All shares of Common Stock offered pursuant to this prospectus will be, upon issuance, duly authorized, fully paid and nonassessable. The Fund currently offers four different classes of shares of Common Stock: Class I Shares, Class D Shares, Class S Shares and Class T Shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. Each share class has different fees, as set forth in “Summary of Fund Expenses.” Certain share class details are set forth in “Plan of Distribution.” Holders of Common Stock are entitled to receive distributions when, as and if authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Holders of Common Stock have no preference, conversion, exchange, sinking fund or redemption rights, have no preemptive rights to subscribe for any of the Fund’s securities and generally have no appraisal rights unless the Board determines that appraisal rights apply, with respect to all or any classes of Common Stock, to a particular transaction or all transactions occurring after the date of such determination in connection with which holders of Common Stock would otherwise be entitled to exercise appraisal rights. All shares of Common Stock have equal earnings, assets, distribution, liquidation and other rights except as provided in the charter and any multiple class plan adopted by the Fund. Stockholders are subject to transfer restrictions and there is no guarantee that they will be able to sell their shares. See “Certain Provisions in the Charter and Bylaws—Transfer Restrictions” below.
Distributions
Distributions may be paid to holders of Common Stock if, as and when authorized by the Board and declared by the Fund out of assets legally available therefor.
If any shares of Preferred Stock are outstanding, holders of Common Stock generally will not be entitled to receive any distributions from the Fund unless (1) the Fund has paid all accumulated dividends on any Preferred Stock, (2) the Fund has redeemed the full number of shares of any Preferred Stock required to be redeemed by any provision for mandatory redemption of such Preferred Stock, (3) immediately after such a distribution, the Fund has an asset coverage of at least 200%, (4) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable nationally recognized statistical rating organization (“NRSRO”), in each case, after giving effect to such a distribution and (5) there is no event of default existing under the terms of any of the Fund’s borrowings, in each case, after giving effect to such distributions. So long as senior securities representing indebtedness of the Fund are outstanding, stockholders generally will not be entitled to receive any distributions from the Fund unless (1) there is no event of default existing under the terms of such indebtedness, (2) immediately after such a distribution, the Fund has an asset coverage of at least 300% and (3) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable NRSRO, in each case, after giving effect to such a distribution.
So long as senior securities representing indebtedness of the Fund are outstanding, stockholders generally will not be entitled to receive any distributions from the Fund unless (1) there is no event of default existing under the terms of such indebtedness, (2) immediately after such a distribution, the Fund has an asset coverage of at least 300% and (3) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable NRSRO, in each case, after giving effect to such a distribution.
Liquidation Rights
The Fund’s stockholders are entitled to the then-current NAV per share of the assets legally available for distribution to the Fund’s stockholders in the event of the liquidation, dissolution or winding up of the Fund, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any Preferred Stock.

Voting Rights
Each outstanding share of Common Stock generally entitles the holder to cast one vote on all matters submitted to a vote of the Fund’s stockholders, including the election of directors. Subject to certain exceptions, holders of shares of Common Stock vote together as a single class with the holders of any Preferred Stock, with each share entitling the holder thereof to one vote. The presence in person or by proxy of stockholders entitled to cast one-third
of all the votes entitled to be cast (without regard to class) at a meeting of the Fund’s stockholders constitutes a quorum at the meeting, unless applicable law or regulatory requirements or the Fund’s charter requires a separate vote of one or more classes of the Fund’s stock, in which case the presence in person or by proxy of the stockholders entitled to cast a majority of all the votes entitled to be cast by stockholders of each such class on such a matter will constitute a quorum.
There is no cumulative voting in the election of directors. Directors are elected by a plurality of all the votes cast at a duly called meeting of stockholders at which a quorum is present. Consequently, at each annual meeting of the Fund’s stockholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the nominees for director, except that holders of a majority of the outstanding shares of Preferred Stock have the right, voting as a separate class, to elect two directors at all times.
Conversion to Class I Shares
The Fund will cease paying the Distribution Fee with respect to any Class T Shares and the Servicing Fee with respect to any Class D Shares or Class T Shares held in a stockholder’s account at the end of the month in which the Distributor, in conjunction with the transfer agent, determines that total upfront sales loads, dealer manager fees, Distribution Fees and Servicing Fees paid with respect to such shares would exceed 8.75% of the gross proceeds from the sale of such shares (excluding the gross proceeds of any shares issued under our DRIP with respect thereto). Shares sold or serviced through certain participating broker-dealers may be subject to a lower limit as set forth in the applicable agreement between the Distributor and a participating broker-dealer at the time such shares were issued. At the end of such month, such Class D Shares or Class T Shares (and any shares issued under our distribution reinvestment plan with respect thereto) held in such stockholder’s account will convert into a number of Class I Shares (including any fractional shares) with an equivalent aggregate NAV of such class of shares. Class S Shares are not subject to a conversion feature.
Mandatory Redemptions
Shares of Common Stock are not redeemable at the option of a stockholder. Shares of Common Stock are redeemable at the option of the Fund without consent or other action by the stockholder or other person if the Fund determines that:

•
the Common Stock has been transferred in violation of the Fund’s charter or bylaws, or has vested in any person other than by operation of law as a result of the death, divorce, dissolution, bankruptcy, insolvency or adjudicated incompetence of the stockholder;

•
ownership of the Common Stock by a stockholder or other person is likely to cause the Fund to be in violation of, or require registration of the Common Stock under, or subject the Fund to additional registration or regulation under, the securities, commodities, or other laws of the U.S. or any other relevant jurisdiction;

•
continued ownership of the Common Stock by a stockholder may be harmful or injurious to the business or reputation of the Fund, the Board of Directors, FTFA, or any of their affiliates, or may subject the Fund or any stockholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by a stockholder or other person in connection with the acquisition of Common Stock were not true when made or has ceased to be true; or

•
with respect to a stockholder subject to special laws or compliance requirements, such as those imposed by Special Laws or Regulations (as such term is defined in the Fund’s charter), the stockholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Common Stock.

Shares of Common Stock will be redeemed at the NAV per share of the class of Common Stock being redeemed. Shares that are redeemed prior to 12 months from the original issue date of such share of Common Stock will be subject to a 2% Early Repurchase Fee (unless waived by the Fund or its designee in its sole discretion). The Early Repurchase Fee will not apply to shares of Common Stock acquired through dividend reinvestment.

Preferred Stock
The Fund’s charter authorizes the Board to classify and reclassify any unissued shares of Common Stock into shares of other classes or series of stock, including Preferred Stock, without the approval of the holders of Common Stock. Holders of Common Stock have no preemptive right to purchase any shares of Preferred Stock that the Fund may issue. The Fund may elect to issue Preferred Stock as part of a leveraging strategy.
Prior to issuance of shares of any class or series, the Board is required by Maryland law and by the Fund’s charter to set the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each such class or series. Thus, the Board could authorize the Fund to issue shares of Preferred Stock with terms that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of Common Stock or otherwise be in their best interests. Any issuance of Preferred Stock, however, must comply with the requirements of the 1940 Act. If the Fund elects to issue Preferred Stock (and/or notes or other debt securities), its ability to make distributions to its holders of Common Stock may be limited by the terms of such Preferred Stock or debt securities, the asset coverage requirements and other limitations imposed by the 1940 Act, Maryland law and the Fund’s lenders.
Under the 1940 Act, holders of the Preferred Stock are entitled to elect two directors of the Fund at all times and to elect a majority of the Fund’s directors if at any time dividends on the Preferred Stock are unpaid in an amount equal to two full years’ dividends. Holders of the Preferred Stock will continue to have the right to elect a majority of the Fund’s directors until all dividends in arrears on the preferred stock have been paid. In addition, holders of Preferred Stock will also be entitled to vote separately as a class on certain matters, which may at times give holders of Preferred Stock disproportionate influence over the Fund’s affairs.
Uncertificated Shares; Transfer Agent
The Fund does not issue certificates for shares of its Common Stock. Shares of the Fund’s Common Stock are held in “uncertificated” form, which will eliminate the physical handling and safekeeping responsibilities inherent in owning transferable share certificates and eliminate the need to return a duly executed share certificate to effect a transfer. The Transfer Agent acts as the Fund’s registrar and as the transfer agent for shares of the Fund’s Common Stock. With respect to shares held by a Financial Intermediary on behalf of an investor, the Financial Intermediary will be responsible for the functions of the registrar and transfer agent. Contact your Financial Intermediary for instructions on how to effect a transfer.

Security Voting Rights [Text Block]
Voting Rights
Each outstanding share of Common Stock generally entitles the holder to cast one vote on all matters submitted to a vote of the Fund’s stockholders, including the election of directors. Subject to certain exceptions, holders of shares of Common Stock vote together as a single class with the holders of any Preferred Stock, with each share entitling the holder thereof to one vote. The presence in person or by proxy of stockholders entitled to cast one-third
of all the votes entitled to be cast (without regard to class) at a meeting of the Fund’s stockholders constitutes a quorum at the meeting, unless applicable law or regulatory requirements or the Fund’s charter requires a separate vote of one or more classes of the Fund’s stock, in which case the presence in person or by proxy of the stockholders entitled to cast a majority of all the votes entitled to be cast by stockholders of each such class on such a matter will constitute a quorum.
There is no cumulative voting in the election of directors. Directors are elected by a plurality of all the votes cast at a duly called meeting of stockholders at which a quorum is present. Consequently, at each annual meeting of the Fund’s stockholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the nominees for director, except that holders of a majority of the outstanding shares of Preferred Stock have the right, voting as a separate class, to elect two directors at all times.

Security Liquidation Rights [Text Block]
Liquidation Rights
The Fund’s stockholders are entitled to the then-current NAV per share of the assets legally available for distribution to the Fund’s stockholders in the event of the liquidation, dissolution or winding up of the Fund, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any Preferred Stock.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. An investment in Common Stock is not intended to constitute a complete investment program and should not be viewed as such. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, your securities may be worth less than your original investment. The Fund is primarily a long-term investment vehicle and should not be used for short-term trading.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been elevated as compared to recent years. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity.
Inflationary pressures have increased the costs of labor, energy, and raw materials, and have adversely affected consumer spending, economic growth, and the operations of companies in the U.S. and globally, and have resulted in a tightening of monetary policy by the U.S. Federal Reserve. Inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten further in response. Inflation could become a serious problem in the future and have an adverse impact on the Fund’s returns.

Continued inflation could have an adverse impact on the Fund’s borrowings and general and administrative expenses of the Fund, as these costs could increase at a rate higher than the Fund’s rental and other revenue. Inflation could also have an adverse effect on consumer spending, which could impact the Fund’s potential tenants’ revenues and, in turn, their ability to pay rent. In addition, leases that have a long-term duration or that include renewal options that specify a maximum rate increase may result in below-market lease rates over time, if the Fund does not accurately estimate inflation or market lease rates. Any provisions of the Fund’s leases designed to mitigate the risk of inflation and unexpected increases in market lease rates, such as periodic rental increases, may not adequately protect the Fund from the impact of inflation or unexpected increases in market lease rates. If subject to below-market lease rates on a significant number of properties pursuant to long-term leases, and operating and other expenses are increasing faster than anticipated, then the Fund’s business, financial condition, results of operations, cash flows and ability to satisfy debt service obligations or pay distributions on Common Stock could be materially adversely affe ct
ed.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distributions Risk
There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. Subject to the requirements of the 1940 Act, the Fund may make distributions from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings, return of capital, or offering proceeds. See “Distributions” for a description of return of capital and its impacts.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund is designed primarily for long-term investors and an investment in the Fund’s Common Stock should be considered illiquid. The Common Stock is not listed for trading on any securities exchange. There is no public market for the Common Stock and none is expected to develop. The Common Stock therefore is not readily marketable and stockholders must be prepared to hold Common Stock for an indefinite period of time. Stockholders may not be able to sell their Common Stock at all or at a favorable price. Because the Fund is a closed-end
management investment company, the Common Stock may not be redeemed at the option of the stockholder and may not currently be exchanged for shares of any other fund.

Delay in Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Delay in Use of Proceeds Risk
Although the Fund currently intends to invest the proceeds from any sale of the Common Stock offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. Pending investment, the net proceeds of the offering may be invested in permitted temporary investments, which include short-term U.S. government securities, bank certificates of deposit and other short-term liquid investments. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for us to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. In the event we are unable to find suitable investments such temporary investments may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return.

Best Efforts Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Best Efforts Offering
This offering is being made on a “best efforts” basis, meaning the Distributor and broker-dealers participating in the offering are only required to use their best efforts to sell our shares and have no firm commitment or obligation to sell any of the shares. If we are unable to raise substantial funds in this offering, we will be limited in the number and type of investments we make, and the value of your investment in us will be more dependent on the performance of any of the specific assets we acquire. Further, if we are unable to raise substantial funds in this offering, the Fund’s Board may seek the approval of the Fund’s stockholders to sell all or substantially all of the Fund’s assets and dissolve the Fund. In the event of the liquidation, dissolution or winding up of the Fund, stockholders are entitled to receive the then-current NAV per share of the assets legally available for distribution to the Fund’s stockholders, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any Preferred Stock.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition Risk
Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds (including other funds managed by FTFA, Clarion Partners and Western Asset), REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Also, as a result of this competition, desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that it will be able to identify and make investments that are consistent with its investment objectives. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification
Risk
As a
non-diversified
investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by events impacting a single investment, geographic location, security or investment type.

In addition, the Fund has not established any investment criteria limiting the geographic concentration of its Private CRE investments and does not plan to establish any investment criteria to limit its exposure to these risks for future investments. As a result, Private CRE investments underlying its investments may be overly concentrated in certain geographic areas and the Fund may experience losses as a result. Additionally, the Fund is not limited in the size of any single Private CRE investment it may make and certain of its investments may represent a significant percentage of the Fund’s assets. Any such investment may carry the risk associated with a significant asset concentration. Such risks could cause the Fund to experience a material adverse effect, which would result in the value of a stockholder’s investment in the Fund being diminished.

Illiquid Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investment
Risk
Many of the Fund’s investments will be illiquid, including the Fund’s Private CRE investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid assets on acceptable terms even if a disposition is in the best interests of the Fund’s stockholders. The Fund cannot predict whether it will be able to sell any asset for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.

Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investment Risk
The Fund’s investments will be subject to the risks typically associated with real estate, including:

•	local, state, national or international economic conditions, including market disruptions caused by regional concerns, political upheaval, sovereign debt crises and other factors;

•	real estate conditions, such as an oversupply of or a reduction in demand for real estate space in an area;

•	lack of liquidity inherent in the nature of the asset;

•	tenant/operator mix and the success of the tenant/operator business;

•	the ability and willingness of tenants/operators/managers to maintain the financial strength and liquidity to satisfy their obligations to the Fund and to third parties;

•	reliance on tenants/operators/managers to operate their businesses in a sufficient manner and in compliance with their contractual arrangements with the Fund;

•	ability and cost to replace a tenant/operator/manager upon default;

•	property management decisions;

•	property location and conditions;

•	property operating costs, including insurance premiums, real estate taxes and maintenance costs;

•	the perceptions of the quality, convenience, attractiveness and safety of the properties;

•	branding, marketing and operational strategies;

•	competition from comparable properties;

•	the occupancy rate of, and the rental rates charged at, the properties;

•	the ability to collect on a timely basis all rent;

•	the effects of any bankruptcies or insolvencies;

•	the expense of leasing, renovation or construction;

•	changes in interest rates and in the availability, cost and terms of mortgage financing;

•	unknown liens being placed on the properties;

•	bad acts of third parties;

•	the ability to refinance mortgage notes payable related to the real estate on favorable terms, if at all;

•	changes in governmental rules, regulations and fiscal policies;

•	tax implications;

•	changes in laws, including laws that increase operating expenses or limit rents that may be charged;

•
the impact of present or future environmental legislation and compliance with environmental laws, including costs of remediation and liabilities associated with environmental conditions affecting properties;

•	cost of compliance with applicable federal, state, and local laws and regulations;

•	social unrest and civil disturbances;

•	acts of nature, including earthquakes, hurricanes and other natural disasters;

•	terrorism;

•	the potential for uninsured or underinsured property losses;

•	adverse changes in state and local laws, including zoning laws; and

•	other factors which are beyond the Fund’s control.
The value of each property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenses associated with properties (such as operating expenses and capital expenses) cannot be reduced when there is a reduction in income from the properties. As a result, these investments may be risky and the Fund may lose all or part of its investments.

Commercial Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commercial Real Estate Industry Risk
The Fund’s business and operations are dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Investing in commercial real estate assets involves certain risks, including but not limited to: tenants’ inability to pay rent; declining commercial real estate values, increases in interest rates and lack of availability of financing; tenant turnover and vacancies; the pace and magnitude of debt accumulation and impending debt maturities; regional banks’ concentration of loans in commercial real estate and changes in supply of or demand for similar properties in a given market. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of Private CRE investments that result in losses, including delinquencies, non-performing
assets and a decrease in the value of the property or, in the case of Publicly Traded Real Estate Securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations. The Fund may need to establish significant provisions for losses or impairment, and be forced to sell assets at undesirable prices, which may result in the Fund’s NAV declining and the Fund incurring substantial losses. Additionally, economic conditions can negatively impact the businesses of tenants of the Fund’s Private CRE investments, which in turn could cause the Fund to experience increased delinquencies or decreasing rents, either of which would negatively impact the Fund’s income.
These conditions may increase the volatility of the value of Private CRE investments made by the Fund. These developments also may make it more difficult for the Fund to accurately value its investments or to sell its investments on a timely basis. These developments, including rising interest rates, could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns. Such developments could, in turn, diminish significantly the Fund’s revenue from investments and adversely affect the Fund’s NAV.

Private CRE Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private CRE Risk
Lease defaults, terminations by one or more tenants or landlord-tenant disputes may reduce the Fund’s revenues and net income. Any of these situations may result in extended periods during which there is a significant decline in revenues or no revenues generated by a property. If this occurred, it could adversely affect the Fund’s results of operations.
The Fund’s financial position and its ability to make distributions may also be adversely affected by financial difficulties experienced by any major tenants, including bankruptcy, insolvency or a general downturn in the business, or in the event any major tenants do not renew or extend their relationship as their lease terms expire. A tenant in bankruptcy may be able to restrict the ability to collect unpaid rents or interest during the bankruptcy proceeding. Furthermore, dealing with a tenants’ bankruptcy or other default may divert management’s attention and cause the Fund to incur substantial legal and other costs.
The Fund’s investments in real estate will be pressured in challenging economic and rental market conditions. If the Fund is unable to re-let
or renew leases for all or substantially all of the space at these properties, if the rental rates upon such renewal or re-letting
are significantly lower than expected, or if the Fund’s reserves for these purposes prove inadequate, the Fund will experience a reduction in net income and may be required to reduce or eliminate cash distributions.
The Fund may obtain only limited warranties when it purchases a Private CRE equity investment. The purchase of properties with limited warranties increases the risk that the Fund may lose some or all of its invested capital in the property, as well as the loss of rental income from that property if an issue should arise that decreases the value of that property and is not covered by the limited warranties. If any of these results occur, it may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation Risk
From time to time, the Fund, FTFA or the
sub-advisers
may be subject to pending or threatened litigation or regulatory action. Some of these claims may result in significant defense costs and potentially significant judgments against the Fund, FTFA and/or the sub-advisers.
We cannot be certain of the ultimate outcome of any potential litigation or regulatory action or any claims that may arise in the future and the reputation of the Fund, FTFA and/or the sub-advisers
could be damaged as a result. Certain litigation or regulatory scrutiny could materially adversely affect our business in a number of ways, including a reluctance of counterparties to do business with the Fund, FTFA or the sub-advisers.
The resolution of certain claims may result in the Fund, FTFA or the sub-advisers
having to pay significant fines, judgments, or settlements, which, if partially or completely uninsured, could adversely impact our earnings and cash flows or FTFA and/or the sub-advisers’
ability to perform their duties.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk
Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain, or be able to require tenants to obtain certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

ESG Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG Risk
ESG considerations are one of a number of factors that Clarion Partners examines when considering investments for the Fund’s portfolio. In light of this, the investments in which the Fund invests may not be considered
ESG-focused
investments and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain investments and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments. Clarion Partners does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. Clarion Partners’ assessment of an investment’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, investments selected by Clarion Partners may not reflect the beliefs and values of any particular investor. Clarion Partners also may be dependent on the availability of timely, complete, and accurate ESG data reported by an investment’s owner or manager issuers and/or third-party research providers or consultants, the timeliness, completeness and accuracy of which is out of its Clarion Partners’ control. ESG factors are often not uniformly measured or defined, which could impact Clarion Partners’ ability to assess an investment. While Clarion Partners views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

Environmental Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental Risk
The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various federal, state and local environmental laws, ordinances and regulations, a current or previous owner of real property, such as the Fund and tenants, may be considered an owner, operator, or responsible party of such properties and therefore may be liable in certain circumstances for the costs of investigation, removal or remediation of, or related releases of, certain hazardous or toxic substances, including materials containing asbestos, at, under or disposed of in connection with such property, as well as certain other potential costs relating to hazardous or toxic substances, including government fines, liabilities, and damages for injuries to persons and adjacent property.
In addition, some environmental laws create a lien on the contaminated site in favor of the government for damages and the costs it incurs in connection with the contamination. These laws often impose liability without regard to whether the owner knew of, or was responsible for, the presence or disposal of such substances and liability may be imposed on the owner in connection with the activities of a tenant at the property. The presence of contamination or the failure to remediate contamination may adversely affect the Fund’s or its tenants’ ability to sell or lease real estate, or to borrow using the real estate as collateral, which, in turn, could reduce the Fund’s revenues. The Fund, or its tenants, as owner of a site, including if the Fund takes ownership through foreclosure, may be liable under common law or otherwise to third parties for damages and injuries resulting from environmental contamination emanating from the site. The cost of any required investigation, remediation, removal, fines or personal or property damages and the Fund’s or its tenants’ liability could significantly exceed the value of the property without any limits.

Furthermore, the Fund may invest in real estate, or mortgage loans secured by real estate, with environmental problems that materially impair the value of the real estate. Even as a lender, if the Fund takes title to collateral with environmental problems or if other circumstances arise, the Fund could be subject to environmental liability.
The Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up
actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund.
If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.
Further, even in cases where the Fund is indemnified by a third party with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the third party to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Joint Venture Risk
The Fund, through its Operating Partnership, may in the future enter into joint ventures with third parties to make investments. The Fund, though its Operating Partnership, may also make investments in partnerships or other co-ownership
arrangements or participations. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

•	the joint venture partner in an investment could become insolvent or bankrupt;

•	fraud or other misconduct by the joint venture partner;

•
the Fund may share decision-making authority with its joint venture partner regarding certain major decisions affecting the ownership of the joint venture and the joint venture property, such as the sale of the property or the making of additional capital contributions for the benefit of the property, which may prevent the Fund from taking actions that are opposed by its joint venture partner;

•	under certain joint venture arrangements, neither party may have the power to control the venture and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the joint venture, which could adversely impact the operations and profitability of the joint venture and/or the amount and timing of distributions the Fund receives from such joint venture;

•
the joint venture partner may at any time have economic or business interests or goals that are or that become in conflict with the Fund’s business interests or goals, including, for instance, the operation of the properties;

•	the joint venture partner may be structured differently than the Fund for tax purposes and this could create conflicts of interest and risk to the Fund’s ability to qualify as a REIT;

•
the Fund may rely upon its joint venture partner to manage the day-to-day
operations of the joint venture and underlying assets, as well as to prepare financial information for the joint venture and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

•
the joint venture partner may experience a change of control, which could result in new management of the joint venture partner with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

•
such joint venture partner may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives, including the Fund’s policy with respect to maintaining its qualification as a REIT;

•	the terms of the joint ventures could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity;

•
the Fund or its joint venture partner may have the right to trigger a buy-sell
arrangement, which could cause the Fund to sell its interest, or acquire its partner’s interest, at a time when the Fund otherwise would not have initiated such a transaction;

•	the joint venture partner may not have sufficient personnel or appropriate levels of expertise to adequately support the Fund’s initiatives; and

•
to the extent it is permissible under the 1940 Act for the Fund to partner with other vehicles advised by FTFA or the sub-advisers,
FTFA and/or the
sub-advisers
may have conflicts of interest that may not be resolved in the Fund’s favor.

In addition, disputes between the Fund and its joint venture partner may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s officers and directors from focusing their time and efforts on the Fund’s business. Any of the above might subject the Fund to liabilities and thus reduce its returns on the investment with the joint venture partner
.

Recourse Financings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recourse Financings Risk
In certain cases, financings for the Fund’s commercial real estate properties may be recourse to the Fund. Generally, commercial real estate financings are structured as non-recourse
to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called
“recourse carveout” guarantees to protect the lender against certain bad-faith
or other intentional acts of the borrower in violation of the loan documents. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements with respect to our investments generally require “bad boy” guarantees from us and/or certain of our subsidiaries and in the event that such a guarantee is called, our assets could be adversely affected. Moreover, our “bad boy” guarantees could apply to actions of the joint venture partners associated with our investments. While Clarion Partners expects to negotiate indemnities from such joint venture partners to protect against such risks, there remains the possibility that the acts of such joint venture partner could result in liability to us under such guarantees.

Private CRE Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private CRE Options Risk
The Fund may obtain options that grant it a period of exclusivity during which it may acquire certain Private CRE. The amount paid for an option, if any, is normally surrendered if the property is not purchased and may or may not be credited against the purchase price if the property is purchased. Option payments will reduce the amount of cash available for further investments or distributions to the Fund’s stockholders.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The price the Fund pays for its Private CRE investments will be based on Clarion Partners’ projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If Clarion Partners’ projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
For the purposes of calculating the Fund’s NAV, Private CRE investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of properties will be derived from independent property appraisals.
Within the parameters of the Fund’s valuation guidelines, the valuation methodologies used to value the Fund’s Private CRE investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations and appraisals of the Fund’s Private CRE investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of FTFA, Clarion Partners and the Fund’s independent valuation advisors. Valuations and appraisals of the Fund’s Private CRE investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for Clarion Partners to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require an assessment of fair value with incomplete information. The participation of FTFA and Clarion Partners in our valuation process could result in a conflict of interest, since the management fee is based on our average daily net assets. A material change in a Private CRE investment or a new appraisal of a Private CRE investment may have a material impact on our overall NAV, resulting in a sudden increase or decrease to our NAV per share. Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of our Private CRE investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, or an unanticipated structural or environmental event at a property, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. Clarion Partners will rely on the independent valuation advisors’ appraisals in determining the fair value of the Private CRE investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Common Stock, the price the Fund paid to repurchase Common Stock or
NAV-based
fees the Fund paid to FTFA and the Distributor to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Common Stock in this offering, and the price at which your shares may be repurchased in the share repurchase program by the Fund, are based on NAV per share of Common Stock, you may pay more than realizable value or receive less than realizable value for your investment.

Risks Relating to our Operating Partnership Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to our Operating Partnership
Potential Conflicts of Interest Risk
Our directors and officers have duties to the Fund under applicable Maryland law and our charter in connection with their direction of the management of the Fund. At the same time, our directors and officers have duties to our Operating Partnership and to the limited partners under Delaware law in connection with the management of our Operating Partnership. If there is a conflict between the interests of us or our stockholders, on the one hand, and the interests of the limited partners of our Operating Partnership other than us or our subsidiaries, on the other, the partnership agreement of our Operating Partnership will provide that any action or failure to act by our directors and officers in such capacity for the Operating Partnership that gives priority to the separate interests of us or our stockholders that does not result in a violation of the contractual rights of the limited partners of our Operating Partnership under the partnership agreement will not violate the duties that the directors and officers owe to our Operating Partnership and its partners.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilution Risk
Once it is no longer a wholly-owned subsidiary of the Fund, our Operating Partnership intends to provide liquidity to its limited partners through repurchase offers that are aligned with the timing of the Fund’s repurchase offers. In order to ensure that the Fund’s shareholders are not diluted with respect to the amount of such Operating Partnership repurchase offers that are allocated to the Fund upon the occurrence of a pro ration event, the Fund expects to repurchase the full amount of its OP Units in a repurchase offer by the Operating Partnership and to withdraw any excess OP Units that are repurchased prior to the acceptance by the Operating Partnership of the repurchased OP Units in the event that the Operating Partnership’s repurchase offer is not oversubscribed. Prior to the time it admits additional investors, the Operating Partnership will be registered under the 1940 Act, and will therefore be subject to the protections of the 1940 Act, and will be managed consistent with the Fund’s compliance policies and procedures and the 1940 Act.

Risks Related to Specific Private CRE Property Types [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Specific Private CRE Property Types
The Fund intends to invest in a variety of Private CRE property types, which may expose the Fund to risks. For example, fluctuations in manufacturing activity in the United States may adversely affect the tenants of the Fund’s industrial properties and therefore the demand for and profitability of its industrial properties. A residential property may be affected by declining rents or may incur vacancies either by the expiration and non-renewal
of tenant leases or the continued default of tenants under their leases, resulting in reduced revenues and less cash available to distribute to stockholders. A healthcare property may be affected by obsolescence of the products or services provided by the operators, or financial difficulties at the operators. Retail properties may be affected by competition and consumer trends, including the use of
e-commerce.
In addition, tenants of certain of the Fund’s investments in retail properties may have leases that contain certain co-tenancy
provisions, which, if not satisfied, could permit other tenants of these properties to, among other things, pay reduced rents and/or terminate the lease. The Fund’s investments in office properties are subject to risks that the tenants of those office properties face, including the overall health of the economy, the possibility of a downturn in the businesses operated by the tenants, lack of demand or obsolescence of the products or services provided by the tenants, and the non-competitiveness
of the office tenants relative to their competitors. In addition, the Fund and its tenants will face competition for each of the foregoing Private CRE property types, which could adversely affect the Fund’s revenues and funds available for distribution. Specialty properties are subject to risks specific to their specialty use. For example, student housing properties are subject to seasonality and increased leasing risk and may be adversely affected by a change in university admission policies. As another example, single family rental properties are subject to local conditions, including state and local regulations, which may affect the ability to increase rent to the level of market rents for an equivalent property or an excess inventory of unsold homes in the local market that are being rented.
In addition, the Fund may also invest in other
mixed-use
projects or other extended sectors of Private CRE asset classes including but not limited to data centers, self-storage, hospitality, wireless towers, and other property types. The Fund is not restricted or limited in its ability to invest in property types and may also concentrate its investments in a limited number of property types. Any such extended sector Private CRE investments that the Fund makes would be subject to general risks of investing in real estate and risks specific to that property type.

CMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CMBS Risk
CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a residential or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by certain property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate asset rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; terrorist threats and attacks; and social unrest, civil disturbances, epidemics and other public crises. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-
to four- family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-
to four- family mortgage loans.
The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificate holder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may not have the right to appoint the directing certificate holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate holder, take actions with respect to the specially serviced mortgage loans that could adversely affect the Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
The relevant
sub-adviser
will value the Fund’s potential CMBS investments based on loss-adjusted yields, taking into account estimated future losses on the mortgage loans included in the securitization’s pool of loans, and the estimated impact of these losses on expected future cash flows. The sub-adviser’s
loss estimates may not prove accurate, as actual results may vary from estimates. In the event that the sub-advisers
overestimate the pool level losses relative to the price the Fund pays for a particular CMBS investment, the Fund may experience losses with respect to such investment. Credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. For example, the
COVID-19
pandemic has caused significant market pricing and liquidity dislocation, causing a broad-based market decline across securities including CMBS. Such market conditions could re-occur
and would impact the valuations of our investments and impair our ability to sell such investments if we were required to liquidate all or a portion of our CMBS investments quickly.

Non Agency RMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Agency
RMBS Risk
Non-agency
RMBS are securities issued by
non-governmental
issuers, the payments on which depend (except for rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities) primarily on the cash flow from residential mortgage loans made to borrowers that are secured (on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances) by residential real estate
(one-
to four- family properties) the proceeds of which are used to purchase real estate and purchase or construct dwellings thereon (or to refinance indebtedness previously so used).
Non-agency
RMBS have no direct or indirect government guarantees of payment and are subject to various risks as described herein.
Credit-Related Risk Associated with Borrowers on
Non-Agency
RMBS
. Credit-related risk on
non-agency
RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the non-agency
RMBS are issued. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.

Impact of Real Estate and Mortgage Loan Markets on
Non-Agency
RMBS
. In addition to the foregoing considerations, the market for defaulted residential mortgage loans and foreclosed real estate properties may be very limited. In particular, the economic conditions that lead to a higher rate of delinquencies and defaults on a portfolio of real estate mortgage loans may also lead to a reduction in the value of the related real estate properties, which in turn will result in greater losses upon a foreclosure of the real estate properties. At any one time, a portfolio of non-agency
RMBS may be backed by residential mortgage loans that are highly concentrated in only a few states or regions. As a result, the performance of such residential mortgage loans may be more susceptible to a downturn in the economy, including in particular industries that are highly represented in such states or regions, natural calamities and other adverse conditions affecting such areas. In addition, the residential mortgage loans underlying non-agency
RMBS may include
so-called
“jumbo” residential mortgage loans, having original principal balances that are significantly higher than is generally the case for residential mortgage loans. If the portfolio of residential mortgage loans underlying a non-agency
RMBS includes a high concentration of “jumbo” residential mortgage loans, the performance of the non-agency
RMBS will be more susceptible to the performance of individual borrowers and adverse economic conditions in general than would otherwise be the case.
Another factor that may contribute to, and may in the future result in, higher delinquency and default rates is the increase in monthly payments on adjustable-rate mortgage loans. Any increase in prevailing market interest rates may result in increased payments for borrowers who have adjustable-rate mortgage loans.
Some or all of the underlying residential mortgage loans in an issue of non-agency
RMBS may have balloon payments due on their respective maturity dates. If borrowers are unable to make such balloon payments, the related issue of non-agency
RMBS may experience losses.
Prepayment Risk Associated with
Non-Agency
RMBS
.
Non-agency
RMBS are susceptible to prepayment risks. Except in the case of certain types of non-agency
RMBS, the mortgage loans underlying
non-agency
RMBS generally do not contain prepayment penalties and a reduction in market interest rates will increase the likelihood of prepayments on the related non-agency
RMBS, resulting in a reduction in yield to maturity for most holders of such securities. In the case of certain home equity loan securities and certain types of non-agency
RMBS, even though the underlying mortgage loans often contain prepayment premiums, such prepayment premiums may not be sufficient to discourage borrowers from prepaying their mortgage loans in the event of a reduction in market interest rates, resulting in a reduction in the yield to maturity for holders of the related non-agency
RMBS. In addition to reductions in the level of market interest rates and the prepayment provisions of the mortgage loans, repayments on the residential mortgage loans underlying an issue of non-agency
RMBS may also be affected by a variety of economic, geographic and other factors, including the size difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. In general, if prevailing interest rates fall significantly below the interest rates on the related residential mortgage loans, the rate of prepayment on the underlying residential mortgage loans would be expected to increase. Conversely, if prevailing interest rates rise to a level significantly above the interest rates on the related mortgage loans, the rate of prepayment would be expected to decrease. Prepayments could reduce the yield received on the related issue of non-agency
RMBS.
Legal Risks Associated with
Non-Agency
RMBS
. Legal risks can arise as a result of the procedures followed in connection with the origination of the mortgage loans or the servicing thereof which may be subject to various federal and state laws (including, without limitation, predatory lending laws), public policies and principles of equity regulating interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and debt collection practices and may limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it or subject the servicer to damages and sanctions.

Mortgage Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage Loan Risk
The Fund may originate and selectively acquire senior mortgage loans which are generally loans secured by a first mortgage lien on a commercial property and are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential property. In addition, certain of the mortgage loans in which the Fund invests may be structured so that all or a substantial portion of the principal will not be paid until maturity, which increases the risk of default at that time. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest, civil disturbances, epidemics and other public crises.
The Fund may invest in commercial mortgage loans, including senior and mezzanine loans and
B-notes,
which are secured by residential, commercial or properties with other characteristics (such as properties that are not well leased and generally require significant capital improvements, restructuring and/or repositioning/development) and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower’s equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Furthermore, the Fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.
Commercial mortgage loans are usually
non-recourse
in nature. Therefore, if a commercial borrower defaults on the commercial mortgage loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the Fund directly or indirectly invests increase, the performance of the Fund’s investments related thereto may be adversely affected. Default rates and losses on commercial mortgage loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the mortgage properties are located, the borrower’s equity in the mortgage property and the financial circumstances of the borrower. A continued decline in specific commercial real estate markets and property valuations may result in higher delinquencies and defaults and potentially foreclosures. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan.
In the event of any default under a mortgage or real estate loan held directly by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the Fund’s profitability. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession
to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral. Foreclosure of a mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on our anticipated return on the foreclosed mortgage loan.
Residential mortgage-backed securities evidence interests in or are secured by pools of residential mortgage loans and commercial mortgage-backed securities evidence interests in or are secured by a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities in which the Fund invests are subject to all of the risks of the underlying mortgage loans.

Mezzanine Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Loan Risk
The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property. These types of investments involve a higher degree of risk than first-lien mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the Fund’s mezzanine loan. If a borrower defaults on the Fund’s mezzanine loan or debt senior to the Fund’s loan, or in the event of a borrower bankruptcy, the Fund’s mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of its investment. In addition, mezzanine loans may have higher loan-to-value
ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

Risks Related to Investments in Publicly Traded REITs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Investments in Publicly Traded REITs
The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants.

Below Investment Grade High Yield or Junk Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High Yield or Junk) Securities Risk
A material portion of the Fund’s Publicly Traded Real Estate Securities (including both direct and indirect investments) may consist of below investment grade securities. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Common Stock, both in the short-term and the long-term.

Capital Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Capital Markets Risk
The Fund expects to fund a portion of its Private CRE investments with property-level financing. The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. For example,
COVID-19
has had, and may continue to have, a material adverse effect on credit markets. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

Benchmark Reference Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Benchmark Reference Rates Risk
Many debt securities, derivatives, and other financial instruments, utilize benchmark or reference rates for variable interest rate calculations, including the Bloomberg Short-Term Bank Yield Index (BSBY), Euro Interbank Offer Rate, Sterling Overnight Index Average Rate, and the Secured Overnight Financing Rate (each a “Reference Rate”). Instruments in which the Fund invests may pay interest at floating rates based on such Reference Rates or may be subject to interest caps or floors based on such Reference Rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on such Reference Rates. The elimination of a Reference Rate or any other changes to or reforms of the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any instruments or payments linked to those Reference Rates.
For example, some Reference Rates, as well as other types of rates and indices, are described as “benchmarks” and have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may utilize a variety of derivative instruments for investment or risk management purposes, such as options, futures contracts, swap agreements and credit default swaps. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to stockholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
The Fund operates under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund may use leverage in connection with its investments. This leverage may take the form of entity or property level debt. Property level debt will be incurred by special purpose vehicles held by the Fund or its Operating Partnership or by joint ventures entered into by one of the Fund’s or the Operating Partnership’s special purpose vehicles and secured by real estate owned by such special purpose vehicles or joint venture. Such special purpose vehicles and joint ventures would own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If a special purpose vehicle or joint venture were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund, the Operating Partnership or its subsidiaries. When such property level debt is not recourse to the Fund, the Fund will not treat such non-recourse
borrowings as senior securities (as defined in the 1940 Act) for purposes of complying with the 1940 Act’s limitations on leverage unless the special purpose vehicle or joint venture holding such debt is a wholly owned subsidiary of the Fund or the financial statements of the special purpose vehicle or joint venture holding such debt will be consolidated in the Fund’s financial statements in accordance with Regulation
S-X
and other accounting rules. There are no limits under the 1940 Act on the amount of leverage a special purpose vehicle or joint venture may incur. Defaults on the property level debt may result in the Fund losing its investment in the applicable property. Defaults on entity level debt may result in limits or restrictions on the Fund’s operations, including the Fund’s ability to pay distributions.

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Common Stock.
Leverage may result in greater volatility of the NAV of, and distributions on, the Common Stock because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Stock, if any, are borne entirely by holders of Common Stock. Common Stock income may fall if the interest rate on Borrowings or the dividend rate on Preferred Stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Stock varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Stock to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Common Stock will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Common Stock than if the Fund were not so leveraged.
Any decline in the NAV of the Fund will be borne entirely by holders of Common Stock. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Common Stock than if the Fund were not leveraged.
Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.
In addition, the Fund may enter into reverse repurchase agreements and/or use similar investment management techniques that may provide leverage, subject to the requirements of Rule
18f-4
under the 1940 Act. Under Rule
18f-4(d),
the Fund may enter into reverse repurchase agreements or similar financing transactions in reliance on the rule if the Fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating its asset coverage ratio; or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under the rule. In October 2020, the SEC adopted new Rule
18f-4
under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4,
effective August 19, 2022, requires funds that invest in derivative instruments and certain financing transactions beyond a specified limited amount to apply a value-at-risk
based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Under Rule
18f-4,
funds are no longer required to comply with the asset segregation framework arising from prior SEC guidance for covering such financing transactions. In addition, if the Fund enters into any reverse repurchase agreements or similar financing transactions obligating the Fund to make future payments, the Fund must elect either to rely on the rule’s framework or to comply with the asset coverage requirements of Section 18 of the 1940 Act. Compliance with the new rule by the Fund could, among other things, make use of such investment management techniques more costly, limit their availability or utility, or otherwise adversely affect their performance. The new rule may limit the Fund’s ability to use derivatives as part of its investment strategy.
There can be no assurance that the Fund’s leveraging strategy will be successful.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk
Clarion Partners and Western Asset serve as advisers or
sub-advisers
to other vehicles that have an investment objective and investment strategies that are similar to the Fund. Further, the sub-advisers
may at some time in the future manage and/or advise other investment funds or accounts with the same investment objective and strategies as the Fund. As a result, the sub-advisers
and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts.
Clarion Partners and its affiliates will be subject to various conflicts of interest in carrying out their responsibilities to the Fund. Affiliates of Clarion Partners and others for whom it provides management and advisory services may also be in competition with the Fund.

Clarion Partners and its affiliates provide real estate investment advice and perform related services for other clients and funds similar to the advice to be provided and services to be performed by Clarion Partners for the Fund. Such clients and funds may have investment objectives and policies comparable to those of the Fund and may be in competition with the Fund. Other such funds may be formed in the future with objectives which are the same as or similar to the Fund’s objectives. Employees of Clarion Partners devote and allocate their business time among clients and Clarion Partners’ general management. In addition, Clarion Partners in some situations gives advice to one client that differs from advice given to another client. Employees of Clarion Partners and its affiliates also invest in real estate for their own accounts.
Clarion Partners, in accordance with applicable law, earns performance-based fees and carried interest distributions in some of its funds and accounts. Where applicable, portfolio managers and other employees of Clarion Partners receive incentive compensation linked to the amount of performance-based fees paid to Clarion Partners. Clarion Partners also has clients who do not pay performance-based compensation. Clarion Partners has an incentive to favor the accounts that do pay performance-based compensation, including an incentive to favor them when allocating investment opportunities, because compensation that Clarion Partners receives from these clients is directly tied to the performance of their accounts.
Under the Allocation Policy, portfolio managers of Clarion Partners will have discretion in determining, based on several factors, whether an investment opportunity is more suitable for another client than it is for the Fund, which may result in conflicts of interest. If such portfolio managers determine that the potential investment opportunity is more suitable for another account than it is for the Fund, the Fund would not be allocated the investment opportunity. If Clarion Partners identifies a potential investment opportunity that would be equally suitable for the Fund and one or more other Clarion Partners’ clients, the investment opportunity may, in some cases, be allocated away from the Fund entirely on a rotational basis pursuant to Clarion Partners’ Allocation Policy.
Moreover, properties held by other funds and clients managed by or affiliated with Clarion Partners may compete with portfolio properties for tenants, lessors or other resources. In leasing the portfolio properties that compete with the properties held by such other funds and clients, the Clarion Partners could face certain conflicts of interest between them.
In addition, although Franklin Resources does not currently engage in any substantial real estate investment activities competitive with that of the Fund, nor sponsor any investment program targeting direct investments in real estate assets of the type targeted by the Fund, Franklin Resources and its successors and affiliates may engage in such activities in the future. Franklin Resources and its successors and affiliates have no obligation to offer investment opportunities to the Fund for consideration, regardless of whether the investment opportunities are presented to Franklin Resources for its own account or the account of others, and regardless of whether the investment opportunities might be suitable for the Fund and opportunities to acquire real properties not meeting the investment guidelines may be pursued by Clarion Partners or its affiliates outside of the Fund.
The portfolio managers may also engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the sub-advisers
which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. To the extent permitted by the 1940 Act, the Fund may also co-invest
with clients of Clarion Partners in particular properties, and the relationship with such clients could influence the decisions made by Clarion Partners with respect to such investments. Finally, FTFA or its affiliates may provide more services to some types of funds and accounts than others.
There is no guarantee that the policies and procedures adopted by the sub-advisers
and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the sub-advisers
may manage or advise from time to time. For further information on potential conflicts of interest, see “Portfolio Managers—Potential Conflicts of Interest” in the SAI.
Our directors and officers have duties to the Fund under applicable Maryland law and our charter in connection with their direction of the management of the Fund. At the same time, our directors and officers have duties to our Operating Partnership and to the limited partners under Delaware law in connection with the management of our Operating Partnership. If there is a conflict between the interests of us or our stockholders, on the one hand, and the interests of the limited partners of our Operating Partnership other than us or our subsidiaries, on the other, the partnership agreement of our Operating Partnership will provide that any action or failure to act by our directors and officers in such capacity for the Operating Partnership that gives priority to the separate interests of us or our stockholders that does not result in a violation of the contractual rights of the limited partners of our Operating Partnership under the partnership agreement will not violate the duties that the directors and officers owe to our Operating Partnership and its partners.

CyberSecurity Risk and Identity Theft Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber-Security Risk and Identity Theft Risk
Cyber-security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. FTFA and the sub-adviser’s
information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although FTFA and each sub-adviser
have implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. FTFA, the sub-advisers
and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in FTFA, the sub-advisers’
and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to stockholders and the intellectual property and trade secrets of FTFA and the sub-advisers.

AntiTakeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Fund’s charter and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire the Fund. These provisions may inhibit a change of control in circumstances that could give the stockholders the opportunity to realize a premium over the value of the Common Stock.

Risks Related to the Funds REIT Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s REIT Status
If we do not maintain our qualification as a REIT, we will be subject to tax as a regular corporation and could face a substantial tax liability.
The Fund expects to continue to operate so as to qualify as a REIT under the Code. However, qualification as a REIT involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize our REIT status. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for us to qualify as a REIT. If we fail to qualify as a REIT in any tax year, then:

•
we would be taxed as a regular domestic corporation, which under current laws, among other things, means being unable to deduct distributions to stockholders in computing taxable income and being subject to U.S. federal income tax on our taxable income at regular corporate income tax rates;

•	any resulting tax liability could be substantial and could have a material adverse effect on our book value;

•
unless we were entitled to relief under applicable statutory provisions, we would be required to pay taxes, and therefore, our cash available for distribution to stockholders would be reduced for each of the years during which we did not qualify as a REIT and for which we had taxable income; and

•	we generally would not be eligible to requalify as a REIT for the subsequent four full taxable years.
To maintain our REIT status, we may have to borrow funds on a short-term basis during unfavorable market conditions.
To qualify as a REIT, we generally must distribute annually to our stockholders a minimum of 90% of our net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains.
We will be subject to regular corporate income taxes on any undistributed REIT taxable income each year. Additionally, we will be subject to a 4% nondeductible excise tax on any amount by which distributions paid by us in any calendar year are less than the sum of 85% of our ordinary income, 95% of our capital gain net income and 100% of our undistributed income from previous years. Payments we make to our stockholders under our share repurchase plan will not be taken into account for purposes of these distribution requirements. If we do not have sufficient cash to make distributions necessary to preserve our REIT status for any year or to avoid taxation, we may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These options could increase our costs or reduce our equity.
Compliance with REIT requirements may cause us to forego otherwise attractive opportunities, which may hinder or delay our ability to meet our investment objectives and reduce your overall return.
To qualify as a REIT, we are required at all times to satisfy tests relating to, among other things, the sources of our income, the nature and diversification of our assets, the ownership of our stock and the amounts we distribute to our stockholders. Compliance with the REIT requirements may impair our ability to operate solely on the basis of maximizing profits. For example, we may be required to make distributions to stockholders at disadvantageous times or when we do not have funds readily available for distribution.
Compliance with REIT requirements may force us to liquidate or restructure otherwise attractive investments.
To qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of our assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of our investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities (other than securities that qualify for the straight debt safe harbor) of any one issuer or more than 10% of the value of the outstanding securities of more than any one issuer unless we and such issuer jointly elect for such issuer to be treated as a “taxable REIT subsidiary” under the Code. Debt will generally meet the “straight debt” safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on the profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of our assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, and no more than 20% of the value of our assets (25% for any taxable year beginning after December 31, 2025) may be represented by securities of one or more taxable REIT subsidiaries. If we fail to comply with these requirements at the end of any calendar quarter, we must dispose of a portion of our assets within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions in order to avoid losing our REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain our qualification as a REIT, we may be forced to liquidate assets from our portfolio or not make otherwise attractive investments. These actions could have the effect of reducing our income and amounts available for distribution to our stockholders.
Our charter does not permit any person or group to own more than 9.9% in value or number of shares, whichever is more restrictive, of the aggregate of our outstanding Common Stock or 9.9% in value of the aggregate of our outstanding capital stock of all classes or series, and attempts to acquire our Common Stock or our capital stock of all other classes or series in excess of these 9.9% limits would not be effective without an exemption (prospectively or retroactively) from these limits by our board of directors.
For us to qualify as a REIT under the Code, not more than 50% of the value of our outstanding stock may be owned, directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year. For the purpose of assisting our qualification as a REIT for U.S. federal income tax purposes, among other purposes, our charter prohibits beneficial or constructive ownership by any person or group of more than 9.9%, in value or number of shares, whichever is more restrictive, of the shares of the aggregate of our outstanding Common Stock, or 9.9% in value of the aggregate of our outstanding capital stock of all classes or series, which we refer to as the “Ownership Limit.” The constructive ownership rules under the Code and our charter are complex and may cause shares of the outstanding Common Stock owned by a group of related persons to be deemed to be constructively owned by one person. As a result, the acquisition of less than 9.9% of our outstanding Common Stock or our capital stock by a person could cause another person to constructively own in excess of 9.9% of our outstanding Common Stock or our capital stock, respectively, and thus violate the Ownership Limit. There can be no assurance that our board of directors, as permitted in the charter, will not decrease this Ownership Limit in the future. Any attempt to own or transfer shares of our Common Stock or capital stock in violation of the Ownership Limit without the consent of our board of directors will result either in the transfer being void or enjoined or in the shares being redeemed by us upon the terms and conditions specified by the Board in its sole and absolute discretion.
The Ownership Limit may have the effect of precluding a change in control of us by a third party, even if such change in control would be in the best interests of our stockholders or would result in receipt of a premium to the price of our Common Stock (and even if such change in control would not reasonably jeopardize our REIT status). Our charter exempts Franklin Templeton and its affiliates from the Ownership Limit. The exemptions to the Ownership Limit granted to date may limit our board of directors’ power to increase the Ownership Limit or grant further exemptions in the future.
Our board of directors is authorized to revoke our REIT election without stockholder approval, which may cause adverse consequences to our stockholders.
Our charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that it is no longer in our best interests to qualify as a REIT. Our board of directors owes statutory duties to us and could only cause such changes in our tax treatment if it determines in good faith that such changes are in our best interests. In this event, we would become subject to U.S. federal income tax on our taxable income and we would no longer be required to distribute most of our net income to our stockholders, which may cause a reduction in the total return to our stockholders.

Tax Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks of Investing in the Fund
Non-U.S.
holders may be subject to U.S. federal income tax upon their disposition of shares of our Common Stock or upon their receipt of certain distributions from us.
In addition to any potential withholding tax on ordinary dividends, a
non-U.S.
holder (as such term is defined below under “Material U.S. Federal Income Tax Considerations—Taxation of U.S. Holders of Our Common Stock”), other than a “qualified shareholder” or a “withholding qualified holder,” that disposes of a “U.S. real property interest” (“USRPI”) (which includes shares of stock of a U.S. corporation whose assets consist principally of USRPIs), is generally subject to U.S. federal income tax under the Foreign Investment in Real Property Tax Act of 1980, as amended (“FIRPTA”), on the amount received from such disposition. Such tax does not apply, however, to the disposition of stock in a REIT that is “domestically controlled.” Generally, a REIT is domestically controlled if less than 50% of its stock, by value, has been owned directly or indirectly by
non-U.S.
persons during a continuous five-year period ending on the date of disposition or, if shorter, during the entire period of the REIT’s existence. Treasury regulations provide that the ownership by
non-U.S.
persons would be determined by looking through pass through entities and certain U.S. corporations, among others. We cannot assure you that we qualify or would qualify as a domestically controlled REIT at any time. If we were to fail to so qualify, amounts received by a
non-U.S.
holder on certain dispositions of shares of our Common Stock (including a redemption) would be subject to tax under FIRPTA, unless (i) our shares of Common Stock were regularly traded on an established securities market and (ii) the
non-U.S.
holder did not, at any time during a specified testing period, hold more than 10% of our Common Stock. See “Material U.S. Federal Income Tax Considerations—Taxation of
Non-U.S.
Holders of Our Common Stock—Sales of Our Common Stock.”
A
non-U.S.
holder other than a “qualified shareholder” or a “withholding qualified holder,” that receives a distribution from a REIT that is attributable to gains from the disposition of a USRPI as described above, including in connection with a repurchase of our Common Stock, is generally subject to U.S. federal income tax under FIRPTA to the extent such distribution is attributable to gains from such disposition, regardless of whether the difference between the fair market value and the tax basis of the USRPI giving rise to such gains is attributable to periods prior to or during such
non-U.S.
holder’s ownership of our Common Stock. In addition, a repurchase of our Common Stock, to the extent not treated as a sale or exchange, may be subject to withholding as an ordinary dividend. See “Material U.S. Federal Income Tax Considerations—Taxation of
Non-U.S.
Holders of Our Common Stock—Distributions”, and “—Repurchases of our Common Stock.”
We seek to act in the best interests of the Fund as a whole and not in consideration of the particular tax consequences to any specific holder of our stock. Potential
non-U.S.
holders should inform themselves as to the U.S. tax consequences, and the tax consequences within the countries of their citizenship, residence, domicile, and place of business, with respect to the purchase, ownership and disposition of shares of our Common Stock.
Investments outside the United States may subject us to additional taxes and could present additional complications to our ability to satisfy the REIT qualification requirements.
Non-U.S.
investments may subject us to various
non-U.S.
tax liabilities, including withholding taxes. In addition, operating in functional currencies other than the U.S. dollar and in environments in which real estate transactions are typically structured differently than they are in the United States or are subject to different legal rules may present complications to our ability to structure
non-U.S.
investments in a manner that enables us to satisfy the REIT qualification requirements.
We may incur tax liabilities that would reduce our cash available for distribution to you.
Even if we qualify and maintain our status as a REIT, we may become subject to U.S. federal income taxes and related state and local taxes. For example, net income from the sale of properties that are “dealer” properties sold by a REIT (a “prohibited transaction” under the Code) will be subject to a 100% tax. We may not make sufficient distributions to avoid excise taxes applicable to REITs. Similarly, if we were to fail an income test (and did not lose our REIT status because such failure was due to reasonable cause and not willful neglect) we would be subject to tax on the income that does not meet the income test requirements. We also may decide to retain net capital gain we earn from the sale or other disposition of our investments and pay income tax directly on such income. In that event, our stockholders would be treated as if they earned that income and paid the tax on it directly. However, stockholders that are tax-exempt,
such as charities or qualified pension plans, would have no benefit from their deemed payment of such tax liability unless they file U.S. federal income tax returns and thereon seek a refund of such tax. We also may be subject to state and local taxes on our income or property, including franchise, payroll, mortgage recording and transfer taxes, either directly or at the level of the other companies through which we indirectly own our assets, such as our taxable REIT subsidiaries, which are subject to full U.S. federal, state, local and foreign corporate-level income taxes. Any taxes we pay directly or indirectly will reduce our cash available for distribution to you.
You may have current tax liability on distributions you elect to reinvest in our Common Stock.
If you participate in our distribution reinvestment plan, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in shares of our Common Stock to the extent the amount reinvested was not a tax-free
return of capital. Therefore, unless you are a
tax-exempt
entity, you may be forced to use funds from other sources to pay your tax liability on the reinvested dividends.

Generally, ordinary dividends payable by REITs do not qualify for reduced U.S. federal income tax rates.
Currently, the maximum tax rate applicable to qualified dividend income payable to certain non-corporate
U.S. stockholders is 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rate. Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividends could cause certain non-corporate
investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT
corporations that pay dividends, which could adversely affect the value of the shares of REITs, including our Common Stock. However, individual taxpayers may be entitled to claim a deduction in determining their taxable income of 20% of ordinary REIT dividends (dividends other than capital gain dividends and dividends attributable to certain qualified dividend income received by us), which reduces the effective tax rate on such dividends. See “Material U.S. Federal Income Tax Considerations—Taxation of U.S. Holders of Our Common Stock— Distributions Generally.” You are urged to consult with your tax advisor regarding the effect of this change on your effective tax rate with respect to REIT dividends.
We may be subject to adverse legislative or regulatory tax changes that could increase our tax liability, reduce our operating flexibility and reduce the price of our Common Stock.
In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of U.S. federal income tax laws applicable to investments similar to an investment in shares of our Common Stock.
Additional changes to the tax laws are likely to continue to occur, and we cannot assure you that any such changes will not adversely affect the taxation of our stockholders. Any such changes could have an adverse effect on an investment in our shares or on the market value or the resale potential of our assets. You are urged to consult with your tax advisor with respect to the impact of recent legislation on your investment in our shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in our shares. Although REITs generally receive certain tax advantages compared to entities taxed as regular corporations, it is possible that future legislation would result in a REIT having fewer tax advantages, and it could become more advantageous for a company that invests in real estate to elect to be treated for U.S. federal income tax purposes as a corporation. As a result, our charter authorizes our board of directors to revoke or otherwise terminate our REIT election, without the approval of our stockholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in our best interests to qualify as a REIT. The impact of tax reform on an investment in our shares is uncertain. Prospective investors should consult their own tax advisors regarding changes in tax laws.
In addition, unilateral or internationally agreed or disputed changes in international tax policy, laws or regulations or in the policies or positions of relevant tax authorities, including U.S. tax authorities and the application of tariffs or other U.S. executive actions regarding the dispute, application, administration or interpretation of tax laws, regulations or treaties, could also increase the taxes or levies (including tariffs) payable by us or in respect of our assets and tenants, possibly with retroactive effect or could otherwise have a material impact on international financial or governmental agreements and arrangements or international economic conditions, each of which could negatively impact our business.
The failure of a mezzanine loan to qualify as a real estate asset could adversely affect our ability to qualify as a REIT.
We may acquire mezzanine loans, for which the United States Internal Revenue Service (the “IRS”) has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. We may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event we own a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, we could fail to qualify as a REIT.
If our Operating Partnership failed to qualify as a partnership or is not otherwise disregarded for U.S. federal income tax purposes, we would cease to qualify as a REIT.
If the IRS were to successfully challenge the status of our Operating Partnership as a partnership or disregarded entity for U.S. federal income tax purposes, it would be taxable as a corporation. In the event that this occurs, it would reduce the amount of distributions that our Operating Partnership could make to us. This would also result in our failing to qualify as a REIT and becoming subject to a corporate-level tax on our income, which would substantially reduce our cash available to pay distributions and the yield on your investment.
Recharacterization of transactions under the Operating Partnership’s private placements could result in a 100% tax on income from prohibited transactions, which would diminish our cash distributions to our stockholders.
The IRS could recharacterize transactions under the Operating Partnership’s private placements such that the Operating Partnership could be treated as the bona fide owner, for tax purposes, of properties acquired and resold by the entity established to facilitate the transaction. Such recharacterization could result in the income realized on these transactions by the Operating Partnership being treated as gain on the sale of property that is held as inventory or otherwise held primarily for the sale to customers in the ordinary course of business. In such event, such gain could constitute income from a prohibited transaction and might be subject to a 100% tax. If this occurs, our ability to pay cash distributions to our stockholders will be adversely affected.

Tax Legislation and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Legislation and Regulatory Risk
At any time, the tax laws or regulations governing REITs or the administrative interpretations of those laws or regulations may be amended. The One Big Beautiful Bill Act (“OBBBA”) was enacted in July 2025 and has significantly changed the U.S. tax landscape. The extent and nature of regulations implementing the OBBBA, and the impact of any such regulations on the Fund and its investors, is uncertain. Although REITs generally receive certain tax advantages compared to entities taxed as regular corporations, it is possible that future legislation or regulations would result in a REIT having fewer tax advantages, and it could become more advantageous for a company that invests in real estate to elect to be treated for U.S. federal income tax purposes as a corporation. The Fund’s charter authorizes the Board to revoke or otherwise terminate the Fund’s REIT election, without the approval of its stockholders, if it determines that it is no longer in the Fund’s best interests to qualify as a REIT. The Fund cannot predict when or if any new law, regulation or administrative interpretation, or any amendment to any existing law, regulation or administrative interpretation, will be adopted, promulgated or become effective and any such law, regulation or interpretation may take effect retroactively. The Fund and its stockholders could be adversely affected by any such change in, or any new, tax law, regulation or administrative interpretation.

European Union Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
European Union Regulation Risk
The AIFMD regulates the activities of certain private fund managers undertaking fund management activities or marketing interests in alternative investment funds to investors in the EEA (as defined below) or the United Kingdom. To the extent the Fund is actively marketed to investors domiciled or having their registered office in the EEA or the United Kingdom or has direct or indirect investors which are subject to Regulation (EU) 2017/2402 laying down a general framework for securitisation and creating a specific framework for simple, transparent and standardised securitisation (including as implemented and retained by the United Kingdom following its departure from the European Union and as amended from time to time, the “EU Securitisation Regulation”), including EEA fund vehicles associated with, and/or managed by, FTFA and/or any affiliate of Franklin Templeton, the EU Securitisation Regulation may prohibit the Fund from acquiring (or the Fund may choose not to acquire) securitization positions which do not comply with the European Union’s risk retention criteria, where the securities / instruments of such securitizations were issued on or after January 1, 2019. The European Union’s or United Kingdom’s risk retention criteria for securitizations may not be aligned with the criteria for securitizations under the laws of other jurisdictions, where such laws exist, including under U.S. law. This could result in the Fund being prohibited from acquiring positions in certain securitizations or similar structures, whether originated in the European Union or United Kingdom or otherwise, notwithstanding that such transactions would otherwise be permitted in accordance with the Fund’s investment strategy / restrictions.

ABS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ABS Risk
Investments in ABS are subject to risks. The ability of an issuer of ABS to enforce its security interest in the underlying assets may be limited, and therefore certain ABS present a heightened level of risk. The risks of investing in asset-backed securities ultimately depend upon the payment of the underlying loans by the individual borrowers. In its capacity as purchaser of ABS, the Fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. The risk of non-payment
is greater for asset-backed securities that are backed by pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting loan repayments may include a general economic turndown and high unemployment.

Risks Relating to our Share Repurchase Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to our Share Repurchase Program
The Fund is an “interval fund” and, to provide limited liquidity to stockholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding shares of Common Stock at NAV, pursuant to
Rule 23c-3 under
the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares of Common Stock at NAV on a quarterly basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s stockholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Common Stock by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Common Stock may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect stockholders who do not tender their Common Stock by increasing Fund expenses and reducing any net investment income. Certain stockholders may from time to time own or control a significant percentage of the Fund’s Common Stock. Repurchase requests by these stockholders of these shares of the Common Stock may cause repurchases to be oversubscribed, with the result that stockholders may only be able to have a portion of their Common Stock repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Common Stock beyond the repurchase offer amount, or if stockholders tender an amount of shares of Common Stock greater than that which the Fund is entitled to purchase, the Fund will repurchase the Common Stock tendered on a pro rata basis, and stockholders will have to wait until the next repurchase offer to make another repurchase request. Stockholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some stockholders, in anticipation of proration, may tender more shares of Common Stock than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV per share tendered in a repurchase offer may fluctuate between the date a stockholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a stockholder submits a repurchase request. See “Repurchases.”

Management Risk And Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk and Reliance on Key Personnel
The Fund is subject to management risk because it is an actively managed investment portfolio. Clarion Partners, Western Asset and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. While Clarion Partners has experience analyzing investments in the real estate sector generally, Clarion Partners has limited experience sub-advising
investment companies. The Fund will depend upon the diligence and skill of Clarion Partners’ and Western Asset’s investment professionals, who will evaluate, negotiate, structure and monitor its investments. These individuals do not have long-term employment contracts with Clarion Partners, although they do have equity interests and other financial incentives to remain with Clarion Partners or Western Asset, as applicable. The Fund will also depend on the senior management of FTFA, and the departure of any of the senior management of FTFA could have a material adverse effect on the Fund’s ability to achieve its investment objective. Clarion Partners previously sponsored Clarion Partners Property Trust Inc. (“CPPT”), a perpetual-life non-traded
real estate investment trust focused on investing in income-producing real estate properties and other real estate related assets. CPPT broke escrow for its offering on November 1, 2012 with an initial investment for its sponsor and repurchased all of the shares of its common stock sold in its initial public offering as of July 31, 2013 pursuant to its redemption plan following a determination by the CPPT board of directors to terminate the offering and liquidate.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect certain of the Fund’s Publicly Traded Real Estate Securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond the Fund’s control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations.
Interest rate changes may also impact the Fund’s NAV as certain Publicly Traded Real Estate Securities and hedge derivatives, if any, are marked to market. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Recently, the U.S. Federal Reserve has been raising interest rates from historically low levels. It may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease.
Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the Publicly Traded Real Estate Securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa
. This would have similar effects on the Fund’s Publicly Traded Real Estate Securities portfolio and the Fund’s financial position and operations as a change in interest rates generally.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Madison Avenue
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
Contact Personnel Name	Jane Trust
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.20%	[4]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[6]
Other Annual Expense 2 [Percent]	1.07%	[7]
Other Annual Expenses [Percent]	0.47%	[8]
Total Annual Expenses [Percent]	1.72%
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	92
Expense Example, Years 1 to 5	157
Expense Example, Years 1 to 10	$ 330
Class I [Member] | Operating Expenses Before Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	2.99%
Class I [Member] | Operating Expenses After Reimbursing [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	2.99%
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.20%	[4]
Distribution/Servicing Fees [Percent]	0.25%	[5]
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[6]
Other Annual Expense 2 [Percent]	1.07%	[7]
Other Annual Expenses [Percent]	0.40%	[8]
Total Annual Expenses [Percent]	1.90%
Expense Example, Year 01	$ 32
Expense Example, Years 1 to 3	98
Expense Example, Years 1 to 5	166
Expense Example, Years 1 to 10	$ 348
Class D [Member] | Operating Expenses Before Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	3.17%
Class D [Member] | Operating Expenses After Reimbursing [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	3.17%
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.20%	[4]
Distribution/Servicing Fees [Percent]	0.85%	[5]
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[6]
Other Annual Expense 2 [Percent]	1.07%	[7]
Other Annual Expenses [Percent]	0.40%	[8]
Total Annual Expenses [Percent]	2.50%
Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	115
Expense Example, Years 1 to 5	194
Expense Example, Years 1 to 10	$ 400
Class S [Member] | Operating Expenses Before Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	3.77%
Class S [Member] | Operating Expenses After Reimbursing [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	3.77%
Class T [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.50%	[1]
Other Transaction Expense 2 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.20%	[4]
Distribution/Servicing Fees [Percent]	0.85%	[5]
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[6]
Other Annual Expense 2 [Percent]	1.07%	[7]
Other Annual Expenses [Percent]	0.37%	[8]
Total Annual Expenses [Percent]	2.47%
Expense Example, Year 01	$ 71
Expense Example, Years 1 to 3	145
Expense Example, Years 1 to 5	221
Expense Example, Years 1 to 10	$ 420
Class T [Member] | Operating Expenses Before Expenses [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	3.74%
Class T [Member] | Operating Expenses After Reimbursing [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	3.74%
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	Percentage of Net Assets Attributable to Common Stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Shares of Common Stock
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Stock

[1]	The Distributor acts as the principal underwriter and distributor of the Common Stock and serves in that capacity on a best efforts basis, subject to various conditions. The Fund may be offered through the Distributor and Selling Agents that have entered into agreements with the Distributor. Selling Agents typically receive the sales load with respect to the Class T Shares purchased by their clients. Class T Shares are subject to a sales load of up to 3.0% and a dealer manager fee of 0.5%, in each case, of the total purchase price per Class T Share (including sales load and dealer manager fees). Certain participating broker-dealers may offer Class T Shares subject to a dealer manager fee of up to 1.5%, provided that the sum of the sales load and dealer manager fee will not exceed 3.5% of the total purchase price. Class I Shares, Class D Shares and Class S Shares are each not subject to a sales load or dealer manager fee; however, investors could be required to pay brokerage commissions on purchases and sales of shares to their Selling Agents. Investors should consult with their Selling Agents about the sales load and any additional fees or charges their Selling Agents might impose on each class of shares.
[2]	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Common Stock at any time prior to the day immediately preceding the one-year anniversary of a stockholder’s purchase of the Common Stock (on a “first in—first out” basis). An Early Repurchase Fee payable by a stockholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any stockholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining stockholders. Shares repurchased will be treated as having been repurchased on a “first-in/first-out” basis if no other cost basis was elected. Therefore, the portion of Common Stock repurchased will be deemed to have been taken from the earliest Common Stock purchased by such stockholder. The Early Repurchase Fee will not apply to Common Stock acquired through dividend reinvestment, and FTFA may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Common Stock, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. See “Repurchases” below for additional information about Common Stock repurchases.
[3]	FTFA receives a monthly management fee at the annual rate of 1.25% of the Fund’s average daily NAV.
[4]	The table is estimated based on Fund average net assets for the fiscal year-to-date ended June 30, 2025 of $934 million, assumes the Fund’s use of leverage in an amount equal to 3.79% of the Fund’s average net assets for the fiscal year-to-date ended June 30, 2025, and assumes the annual interest rate on borrowings is 6.13%. The Fund’s actual interest costs associated with leverage may differ from the estimates above. In addition, the Fund also expects that its unconsolidated operating entities will use borrowings, the costs of which will be indirectly borne by stockholders. The Fund has a revolving credit agreement with Bank of America, N.A. (“Credit Agreement”) that allows the Fund to borrow up to an aggregate amount up to $125,000,000, with increases in commitments up to $300,000,000 with subsequent credit approval, all subject to availability under the borrowing base and restrictions imposed on borrowings under the 1940 Act. The interest on the loan is calculated at a variable rate based on the Bloomberg Short-Term Bank Yield Index (BSBY) rate, plus any applicable margin. Under the Credit Agreement, the Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25%, except that the commitment fee is 0.20% if the aggregate outstanding balance of the loan is equal to or greater than 50% of the current commitment.
[5]	The Fund pays the Distributor a Distribution Fee at an annualized rate of 0.60% of the net assets of the Fund attributable to Class S Shares and Class T Shares. The Distribution Fee is for the sale and marketing of the Class S Shares and Class T Shares and to reimburse the Distributor for related expenses incurred. The Distributor may pay all or a portion of the Distribution Fee to the Selling Agents that sell or service Class S Shares and Class T Shares. Payment of the Distribution Fee is governed by the Fund’s Distribution and Service Plan. The Fund pays the Distributor a Servicing Fee at an annualized rate of 0.25% of the Fund’s average daily NAV attributable to Class D Shares, Class S Shares and Class T Shares for services to stockholders. The Servicing Fee is for personal services provided to stockholders and/or the maintenance of stockholder accounts and to reimburse the Distributor for related expenses incurred. The Distributor may pay all or a portion of the Servicing Fees to the Selling Agents that sell or service Class D Shares, Class S Shares and Class T Shares. Payments of the Servicing Fee are governed by the Fund’s Distribution and Service Plan.
[6]	FTFA has agreed to waive fees and/or reimburse the Fund’s expenses (including the Fund’s and the Operating Partnership’s organizational and offering expenses, but excluding both the Fund’s and the Fund’s proportional share of the Operating Partnership’s property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real-estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax and extraordinary expenses and acquired fund fees and expenses) to the extent necessary to ensure that the total annual Fund operating expenses (excluding Specified Expenses) attributable to Class I Shares, Class D Shares, Class S Shares, and Class T Shares will not exceed 1.75%, 2.00%, 2.60%, and 2.60%, respectively, of NAV, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. FTFA is permitted to recapture amounts forgone or reimbursed within thirty-six months after the month FTFA earned the fee or incurred the expense if the total annual Fund operating expenses have fallen to a level below the limit described herein. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in a relevant class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[7]	Property Level Expenses are based on Fund average net assets for the fiscal year-to-date ended June 30, 2025 of $934 million and include fees and expenses related to property management, disposition expenses, any other expenses related to investments in real property of the Fund’s consolidated subsidiaries. These expenses would include the Fund’s proportional share of the fees and expenses related to property management, disposition expenses, any other expenses related to investments in real property of the Fund’s Operating Partnership once it commences operations.
[8]	“Other Expenses” are based on Fund average net assets for the fiscal year-to-date ended June 30, 2025 of $934 million. Class S Shares expenses are estimated for the current fiscal year. Actual expenses may differ from estimates. Class D shares, Class S shares and Class T shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the fiscal period ended June 30, 2025, amount recaptured totaled 0.10%, 0.09% and 0.01%, respectively.